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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05845

Invesco Senior Loan Fund

(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Atlanta, Georgia	30309
(Address of principal executive offices)	(Zip code)

Sheri Morris 1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Name and address of agent for service)

Registrant’s telephone number, including area code: (404) 439-3217

Date of fiscal year end: 2/28

Date of reporting period: 8/31/16

Item 1. Report to Stockholders.

Semiannual Report to Shareholders	August 31, 2016

Invesco Senior Loan Fund

Nasdaq:
A: VSLAX ¡ B: VSLBX ¡ C: VSLCX ¡ Y: VSLYX ¡ IB: XPRTX ¡ IC: XSLCX

2	Fund Performance

4	Letters to Shareholders

5	Schedule of Investments

22	Financial Statements

25	Notes to Financial Statements

35	Financial Highlights

42	Fund Expenses

43	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Index

Cumulative total returns, 2/29/16 to 8/31/16, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	13.24%
Class B Shares	13.24
Class C Shares	12.82
Class Y Shares	13.38
Class IB Shares	13.38
Class IC Shares	13.30
Credit Suisse Leveraged Loan Index▼ (Style-Specific Index)	7.91

Source: ▼Bloomberg L.P.

The Credit Suisse Leveraged Loan Index represents tradable, senior-secured, US dollar-denominated, non-investment grade loans.

    The Fund is not managed to track the performance of any particular index, including the index described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index.

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Use the “Product Finder” on the homepage to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2 Invesco Senior Loan Fund

Average Annual Total Returns

As of 8/31/16, including maximum applicable sales charges

Class A Shares
Inception (2/18/05)	2.82%
10 Years	2.55
5 Years	5.71
1 Year	0.93

Class B Shares
Inception (2/18/05)	2.64%
10 Years	2.46
5 Years	6.23
1 Year	1.40

Class C Shares
Inception (2/18/05)	2.35%
10 Years	2.13
5 Years	5.61
1 Year	2.51

Class Y Shares
Inception (11/08/13)	2.88%
1 Year	4.46

Class IB Shares
Inception (10/4/89)	4.82%
10 Years	2.98
5 Years	6.57
1 Year	4.46

Class IC Shares
Inception (6/13/03)	4.03%
10 Years	2.93
5 Years	6.49
1 Year	4.30

Average Annual Total Returns

As of 6/30/16, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (2/18/05)	2.55%
10 Years	2.32
5 Years	3.83
1 Year	-3.93

Class B Shares
Inception (2/18/05)	2.37%
10 Years	2.20
5 Years	4.30
1 Year	-3.57

Class C Shares
Inception (2/18/05)	2.11%
10 Years	1.90
5 Years	3.75
1 Year	-2.35

Class Y Shares
Inception (11/08/13)	1.80%
1 Year	-0.34

Class IB Shares
Inception (10/4/89)	4.72%
10 Years	2.76
5 Years	4.72
1 Year	-0.49

Class IC Shares
Inception (6/13/03)	3.82%
10 Years	2.69
5 Years	4.58
1 Year	-0.81

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class Y, Class IB and Class IC shares was 1.98%, 1.98%, 2.73%, 1.73%, 1.73% and 1.88%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 3.25% sales charge. Prior to November 30, 2010, Class B share performance reflects an early withdrawal charge of 3% in the first year after purchase and declines to 0% after year five. Class C share performance reflects an early withdrawal charge of 1% for the first year after purchase. Class IB shares, Class IC shares and Class B shares (effective November 30, 2010) are not continuously offered and have no early withdrawal charges. Class Y shares do not have a front-end sales charge or a CDSC, therefore performance is at net asset value. Class Y shares do not have early withdrawal charges.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3 Invesco Senior Loan Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

    The investment professionals at Invesco invest with high conviction and a long-term perspective. At Invesco, investing with high conviction means offering a wide range of strategies designed to go beyond market benchmarks. We trust our research-driven insights, have confidence in our investment processes and build portfolios that reflect our beliefs. Our goal is to look past market noise in an effort to find attractive opportunities at attractive prices – consistent with the investment strategies spelled out in each fund’s prospectus. Of course, investing with high conviction can’t guarantee a profit or ensure investment success; no investment strategy or risk analysis can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

    Our website, invesco.com/us, offers timely information about your Fund and allows you to access your account. Also, you can obtain updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. Additionally, you can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

    Finally, I’m pleased to share with you Invesco’s commitment to both the Principles for Responsible Investment and to considering environmental, social and governance issues in our robust investment process. I invite you to learn more at invesco.com/esg.

    For questions about your account, contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

4 Invesco Senior Loan Fund

Schedule of Investments

August 31, 2016

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Variable Rate Senior Loan Interests–93.57%(b)(c)
Aerospace & Defense–2.96%
Abacus Innovations Corp., Term Loan B	3.27%	08/16/2023	$3,246	$3,270,148
BE Aerospace, Inc., Term Loan	3.75%	12/16/2021	302	305,838
Camp International Holding Co., First Lien Term Loan(d)	—	08/18/2023	1,747	1,740,911
Consolidated Aerospace Manufacturing, LLC, Term Loan	4.75%	08/11/2022	1,415	1,330,542
IAP Worldwide Services,
Revolver Loan(e)	0.00%	07/18/2018	1,201	1,176,602
Revolver Loan	1.50%	07/18/2018	300	294,150
Second Lien Term Loan (Acquired 07/18/2014-08/18/2014; Cost $1,636,756)	8.00%	07/18/2019	1,738	1,581,868
PRV Aerospace, LLC, Term Loan	7.00%	05/09/2018	3,143	2,986,064
Transdigm Inc.,
Delayed Draw Term Loan F	3.75%	06/09/2023	784	781,918
Term Loan C	3.75%	06/09/2023	3,019	3,015,656
Term Loan D	3.75%	06/04/2021	2,903	2,902,496
Term Loan E	3.75%	05/16/2022	4,525	4,523,378
Term Loan F	3.75%	06/09/2023	871	868,797
				24,778,368

Air Transport–0.59%
Delta Air Lines, Inc., Revolver Loan(e)	0.00%	10/18/2017	1,227	1,208,143
Gol Luxco S.A. (Luxembourg), Term Loan (Acquired 08/21/2015; Cost $2,973,707)	6.50%	08/31/2020	2,998	3,005,460
United Continental Holdings, Inc., Term Loan B-1	3.50%	09/15/2021	737	739,013
				4,952,616

Automotive–2.87%
Autoparts Holdings Ltd., First Lien Term Loan	7.00%	07/29/2017	690	655,401
BBB Industries, LLC, Second Lien Term Loan	9.75%	11/03/2022	602	550,522
Britax Group Ltd., Term Loan	4.50%	10/15/2020	520	437,603
FCA US LLC, Term Loan	3.50%	05/24/2017	608	610,007
Federal-Mogul Corp.,
Term Loan B	4.00%	04/15/2018	409	403,600
Term Loan C	4.75%	04/15/2021	11,783	11,286,785
Gates Global, LLC, Term Loan	4.25%	07/05/2021	1,991	1,964,269
Goodyear Tire & Rubber Co., Second Lien Term Loan	3.75%	04/30/2019	975	978,146
Midas Intermediate Holdco II, LLC, Incremental Term Loan	4.50%	08/18/2021	85	85,004
MPG Holdco I Inc., Term Loan B-1	3.75%	10/20/2021	510	511,163
Tower Automotive Holdings USA, LLC, Term Loan	4.00%	04/23/2020	1,682	1,677,247
Transtar Holding Co.,
First Lien Term Loan	7.75%	10/09/2018	4,308	3,457,212
Second Lien Term Loan	10.00%	10/09/2019	1,271	199,197
Wand Intermediate I L.P.,
First Lien Term Loan	4.75%	09/17/2021	432	433,368
Second Lien Term Loan	8.25%	09/17/2022	813	758,518
				24,008,042

Beverage & Tobacco–0.09%
Winebow Holdings, Inc., Second Lien Term Loan (Acquired 06/27/2014; Cost $825,355)	8.50%	12/31/2021	830	738,514

Building & Development–1.69%
Beazer Homes USA, Inc., Second Lien Term Loan B	6.41%	03/11/2018	1,044	1,038,947
Capital Automotive L.P., Second Lien Term Loan	6.00%	04/30/2020	1,006	1,014,415

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Building & Development–(continued)
Lake at Las Vegas Joint Venture, LLC,
Exit Revolver Loan (Acquired 07/16/2012; Cost $19,114)(e)	0.00%	02/28/2017		$19	$12,424
PIK Exit Revolver Loan (Acquired 07/19/2010-03/31/2016; Cost $239,046)(f)	5.00%	02/28/2017		239	155,380
Mannington Mills, Inc., Term Loan	4.75%	10/01/2021		654	654,223
Mueller Water Products, Inc., Term Loan	4.00%	11/25/2021		61	60,836
Quikrete Holdings, Inc., First Lien Term Loan	4.00%	09/26/2020		4,929	4,952,526
Re/Max International, Inc., Term Loan	4.00%	07/31/2020		2,190	2,192,128
Realogy Group LLC, Term Loan B	3.75%	07/20/2022		2,475	2,492,959
Stardust Finance Holdings, Inc., Lien Term Loan	6.50%	03/13/2022		1,048	1,042,851
Tamarack Resort LLC,
PIK Term Loan A (Acquired 03/07/2014-07/15/2016; Cost $383,513)(f)	12.00%	03/07/2018		383	53,561
PIK Term Loan B (Acquired 11/03/2008-05/01/2009; Cost $325,773)(f)	6.50%	02/28/2019		628	0
WireCo WorldGroup, Inc., Term Loan(d)	—	07/22/2023		503	505,226
					14,175,476

Business Equipment & Services–10.01%
Allied Universal HoldCo LLC,
Delayed Draw Term Loan(e)	0.00%	07/28/2022		307	307,317
First Lien Incremental Term Loan	5.50%	07/28/2022		1,548	1,548,876
Alorica Inc., Term Loan B	5.50%	06/30/2022		1,387	1,401,942
Asurion LLC,
Incremental Term Loan B-1(d)	—	05/24/2019		694	695,290
Incremental Term Loan B-2	4.25%	07/08/2020		8,513	8,492,973
Second Lien Term Loan	8.50%	03/03/2021		7,485	7,476,954
Brickman Group Ltd. LLC, Second Lien Term Loan	7.50%	12/17/2021		768	760,307
Caraustar Industries, Inc.,
Incremental Term Loan	8.00%	05/01/2019		413	416,659
Term Loan	8.00%	05/01/2019		1,185	1,194,544
Checkout Holding Corp.,
Second Lien Term Loan	7.75%	04/11/2022		2,591	1,839,644
Term Loan B	4.50%	04/09/2021		3,402	3,028,070
Connolly, LLC, Second Lien Term Loan	8.00%	05/14/2022		222	221,754
Crossmark Holdings, Inc.,
First Lien Term Loan	4.50%	12/20/2019		1,609	1,108,434
Second Lien Term Loan	8.75%	12/21/2020		826	373,698
Dream Secured Bondco AB (Sweden), Term Loan B-1-A	4.50%	10/21/2022	EUR	892	1,006,433
Equinix, Inc., Term Loan B	4.00%	01/08/2023		321	322,633
First Data Corp.,
Term Loan	4.52%	03/24/2021		14,546	14,637,841
Term Loan	4.27%	07/10/2022		111	111,817
Genesys Telecom Holdings, U.S., Inc., Term Loan 2	4.50%	11/13/2020		2,438	2,438,208
Global Payments Inc., Term Loan B	4.02%	04/22/2023		1,102	1,112,598
Hillman Group Inc., Term Loan	4.50%	06/30/2021		1,543	1,545,065
Inmar, Inc., Second Lien Term Loan	8.00%	01/27/2022		26	24,072
KAR Auction Services, Inc., Term Loan B-3	4.25%	03/09/2023		2,585	2,622,006
Karman Buyer Corp.,
Second Lien Term Loan	7.50%	07/25/2022		2,031	1,940,073
Term Loan	4.25%	07/25/2021		337	334,538
Kronos Inc.,
First Lien Incremental Term Loan	4.50%	10/30/2019		1,293	1,300,176
Second Lien Term Loan	9.75%	04/30/2020		994	1,017,420
Lonestar Intermediate Super Holdings, LLC, Term Loan(d)	—	08/31/2021		2,421	2,416,152
Peak 10, Inc., Second Lien Term Loan	8.25%	06/17/2022		432	396,677

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Business Equipment & Services–(continued)
Sensus USA, Inc., First Lien Term Loan	6.50%	04/05/2023		$2,563	$2,574,529
SolarWinds Holdings, Inc., Term Loan	5.50%	02/03/2023		3,702	3,723,796
Spin Holdco Inc., First Lien Term Loan	4.25%	11/14/2019		5,422	5,380,921
TaxAct, Inc., Term Loan	7.00%	12/31/2022		1,107	1,118,103
TNS Inc., Second Lien Term Loan	9.00%	08/14/2020		209	207,752
Trans Union LLC, Term Loan B-2	3.50%	04/09/2021		2,981	2,995,658
U.S. Security Associates Holdings, Inc., Term Loan	6.00%	07/14/2023		1,164	1,166,895
Ventia Deco LLC, Term Loan B	5.00%	05/21/2022		931	936,334
Wash MultiFamily Acquisition Inc.,
Canadian First Lien Term Loan	4.25%	05/13/2022		132	131,928
Canadian Second Lien Term Loan (Acquired 05/04/2015; Cost $21,070)	8.00%	05/14/2023		21	20,991
First Lien Term Loan	4.25%	05/13/2022		754	753,318
Second Lien Term Loan (Acquired 05/04/2015; Cost $120,280)	8.00%	05/12/2023		121	119,849
West Corp., Term Loan B-12	3.75%	06/17/2023		1,384	1,389,487
WEX Inc., Term Loan B	4.25%	07/01/2023		3,081	3,111,931
					83,723,663

Cable & Satellite Television–4.36%
Charter Communications Operating, LLC, Term Loan I	3.50%	01/24/2023		4,404	4,433,324
CSC Holdings, LLC, Term Loan	5.00%	10/09/2022		7,136	7,207,890
ION Media Networks, Inc., Term Loan B-1	4.75%	12/18/2020		693	695,966
Mediacom Illinois, LLC, Term Loan G	3.50%	06/30/2021		66	66,530
Numericable-SFR S.A. (France), Term Loan B-6	4.75%	02/10/2023		5,365	5,389,664
Telenet Financing USD LLC, Term Loan AD	4.25%	06/30/2024		1,567	1,574,602
UPC Financing Partnership, Term Loan AN(d)	—	08/23/2024		7,823	7,808,716
Virgin Media Investment Holdings Ltd. (United Kingdom), Term Loan F	3.65%	06/30/2023		4,094	4,101,180
WaveDivision Holdings, LLC, Term Loan	4.00%	10/14/2019		250	250,956
WideOpenWest Finance LLC, Term Loan B(d)	—	08/19/2023		2,429	2,421,283
Ziggo B.V. (Netherlands), Term Loan C(d)	—	08/31/2024	EUR	2,264	2,521,835
					36,471,946

Chemicals & Plastics–2.31%
Allnex & Cy S.C.A.,
Term Loan B-1	4.50%	10/03/2019		252	252,158
Term Loan B-2	4.50%	10/03/2019		131	130,837
Chemours Co. (The), Term Loan B	3.75%	05/12/2022		420	415,585
Chromaflo Technologies Corp., Second Lien Term Loan	8.25%	06/02/2020		564	519,044
Colouroz Investment LLC (Germany),
First Lien Term Loan B-2	4.50%	09/07/2021		2,106	2,097,264
Second Lien Term Loan B-2	8.25%	09/05/2022		3,806	3,609,260
Term Loan C	4.50%	09/07/2021		348	346,702
HII Holding Corp., First Lien Term Loan (Acquired 12/13/2012; Cost $400,364)	4.25%	12/20/2019		402	401,774
Ineos Holdings Ltd., Term Loan	3.75%	05/04/2018		2,070	2,072,597
Otter Products, LLC, Term Loan B	5.75%	06/03/2020		2,980	2,652,023
Oxea Finance LLC, First Lien Term Loan B-2	4.25%	01/15/2020		4,138	3,963,918
ProAmpac Intermediate Inc., Second Lien Term Loan (Acquired 08/07/2015; Cost $61,374)	9.25%	08/18/2023		63	61,578
Royal Holdings, Inc., Second Lien Term Loan	8.50%	06/19/2023		345	340,520
Styrolution US Holding LLC, First Lien Term Loan B-1	6.50%	11/07/2019		1,526	1,531,379
Tata Chemicals North America Inc., Term Loan	3.75%	08/07/2020		963	963,787
					19,358,426

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Clothing & Textiles–0.92%
ABG Intermediate Holdings 2 LLC,
First Lien Term Loan	5.50%	05/27/2021		$2,422	$2,414,312
Second Lien Term Loan	9.50%	05/27/2022		1,248	1,226,630
Ascena Retail Group, Inc., Term Loan B	5.25%	08/21/2022		3,184	3,105,076
Samsonite IP Holdings, S.a.r.l (Luxembourg), Term Loan B	4.00%	05/13/2023		901	912,550
					7,658,568

Conglomerates–0.23%
Epiq Systems, Inc., Term Loan	4.50%	08/27/2020		1,483	1,480,795
Penn Engineering & Manufacturing Corp., Incremental Term Loan B	4.00%	08/29/2021		423	423,583
Spectrum Brands, Inc., Term Loan	3.51%	06/23/2022		14	13,600
					1,917,978

Containers & Glass Products–1.17%
Berlin Packaging, LLC, Second Lien Term Loan	7.75%	09/30/2022		435	435,665
Berry Plastics Group, Inc., Term Loan G	3.50%	01/06/2021		1,021	1,020,310
BWAY Holding Co., Term Loan	5.50%	08/14/2020		79	79,905
Consolidated Container Co. LLC, Term Loan	5.00%	07/03/2019		46	45,344
Duran Group (Germany), Term Loan C (Acquired 07/15/2015; Cost $1,291,767)	8.25%	11/28/2019		1,292	1,285,308
Hoffmaster Group, Inc.,
First Lien Term Loan	5.25%	05/09/2020		2,256	2,257,006
Second Lien Term Loan (Acquired 05/06/2014; Cost $463,908)	10.00%	05/09/2021		469	447,540
LA Holding B.V. (Netherlands),
Term Loan B-1-A (Acquired 12/16/2015; Cost $450,084)	6.50%	06/18/2018	EUR	412	457,335
Term Loan B-1-B (Acquired 12/16/2015; Cost $484,335)	6.50%	06/18/2018	EUR	443	492,137
Term Loan B-1-C (Acquired 12/16/2015; Cost $157,859)	6.50%	06/18/2018	EUR	145	160,402
Ranpak Corp.,
Second Lien Term Loan (Acquired 09/24/2014; Cost $236,128)	8.25%	10/03/2022		237	218,659
Term Loan B-1	4.25%	10/01/2021		328	324,184
Reynolds Group Holdings Inc., Term Loan	4.25%	02/05/2023		1,942	1,947,737
Tekni-Plex, Inc., Second Lien Term Loan	8.75%	06/01/2023		616	591,111
					9,762,643

Cosmetics & Toiletries–0.82%
Coty Inc., Term Loan B	3.75%	10/27/2022		1,208	1,216,262
Galleria Co., Term Loan B	3.75%	01/26/2023		2,685	2,700,045
Revlon Consumer Products Corp., Term Loan B(d)	—	09/07/2023		2,966	2,966,613
					6,882,920

Drugs–1.32%
BPA Laboratories,
First Lien Term Loan	3.25%	07/03/2017		2,466	1,878,534
Second Lien Term Loan	3.25%	07/03/2017		2,144	1,233,076
Endo Pharmaceuticals Holdings Inc., Term Loan B	3.75%	09/25/2022		371	369,344
Grifols Worldwide Operations USA, Inc., Term Loan B	3.44%	02/27/2021		2,915	2,940,188
Valeant Pharmaceuticals International, Inc. (Canada),
Series C-2 Term Loan B(d)	—	12/11/2019		2,791	2,798,950
Series F-1 Term Loan B	5.50%	04/01/2022		1,820	1,825,412
					11,045,504

Ecological Services & Equipment–0.16%
Waste Industries USA, Inc., Term Loan B	3.50%	02/27/2020		483	485,106
WCA Waste Corp., Term Loan(d)	—	08/11/2023		884	886,341
					1,371,447

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Electronics & Electrical–12.90%
4L Technologies Inc., Term Loan	5.50%	05/08/2020		$6,094	$5,469,341
Avago Technologies Cayman Finance Ltd. (Luxembourg), Term Loan B-3	3.51%	02/01/2023		12,266	12,390,087
AVG Technologies N.V. (Netherlands), Term Loan	5.75%	10/15/2020		1,016	1,018,870
Blackboard Inc., Term Loan B-3	4.75%	10/04/2018		4,131	4,087,580
Cavium, Inc., Term Loan B	3.75%	08/16/2022		1,021	1,025,703
CommScope, Inc., Term Loan 5	3.75%	12/29/2022		2,463	2,477,325
Compuware Corp.,
Term Loan B-1	6.25%	12/15/2019		343	343,420
Term Loan B-2	6.25%	12/15/2021		1,704	1,665,286
Dell International LLC,
Term Loan A-2(d)	—	09/07/2021		3,075	2,984,291
Term Loan B(d)	—	09/07/2023		8,120	8,173,349
Deltek, Inc., Term Loan	5.00%	06/25/2022		1,639	1,648,621
Diamond US Holding LLC, Term Loan	4.75%	12/17/2021		1,443	1,424,060
Diebold, Inc., Term Loan B	5.25%	11/06/2023		2,871	2,889,144
Hyland Software, Inc.,
First Lien Term Loan	4.75%	07/01/2022		553	555,058
Second Lien Term Loan	8.25%	07/03/2023		290	291,761
Lattice Semiconductor Corp., Term Loan	5.25%	03/10/2021		1,568	1,550,835
Lully Finance LLC, Second Lien Term Loan B-1	9.50%	10/16/2023		655	648,875
MA Finance Co., LLC, Term Loan C	4.50%	11/20/2019		3,226	3,238,244
MACOM Technology Solutions Holdings, Inc., Term Loan(d)	—	05/07/2021		652	657,003
Mediaocean LLC, Term Loan	5.75%	08/15/2022		1,217	1,211,924
Micron Technology, Inc., Term Loan	6.64%	04/26/2022		877	887,968
Microsemi Corp., Term Loan B	3.75%	01/15/2023		2,080	2,097,642
Mirion Technologies, Inc., Term Loan	5.75%	03/31/2022		1,085	1,087,116
MKS Instruments, Inc., Term Loan B-1	4.25%	05/01/2023		1,482	1,497,815
MSC Software Corp.,
First Lien Term Loan	5.00%	05/29/2020		148	146,776
Second Lien Term Loan	8.50%	06/01/2021		478	464,084
MTS Systems, Term Loan B	5.00%	07/05/2023		1,027	1,038,145
Natel Engineering Co., Inc., Term Loan	6.75%	04/10/2020		1,298	1,296,091
Neustar, Inc., Incremental Term Loan	4.52%	01/22/2018		2,595	2,591,425
Oberthur Technologies of America Corp., Term Loan B-2	4.50%	10/18/2019		1,233	1,231,788
ON Semiconductor Corp., Term Loan	5.25%	03/31/2023		7,222	7,325,672
RP Crown Parent, LLC,
First Lien Term Loan	6.00%	12/21/2018		6,824	6,829,933
Second Lien Term Loan	11.25%	12/21/2019		568	572,240
SS&C Technologies Inc.,
Term Loan B-1	4.00%	07/08/2022		1,888	1,903,981
Term Loan B-2	4.00%	07/08/2022		241	242,564
Sybil Software LLC,
Term Loan(d)	—	08/03/2022		3,966	3,979,759
Term Loan	4.25%	03/20/2020		280	281,109
TTM Technologies, Inc., Term Loan B	6.00%	05/31/2021		795	798,029
Veritas US Inc.,
Term Loan B-1	6.63%	01/27/2023	EUR	2,328	2,443,975
Term Loan B-1	6.63%	01/27/2023		7,485	6,910,830
VF Holding Corp., Term Loan	4.75%	06/30/2023		1,308	1,313,769
Western Digital Corp., Term Loan B-1	4.50%	04/29/2023		7,476	7,531,350
Zebra Technologies Corp., Term Loan	4.00%	10/27/2021		1,648	1,666,165
					107,889,003

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Equipment Leasing–0.16%
IBC Capital US LLC, Term Loan	4.75%	09/09/2021		$1,403	$1,357,349

Financial Intermediaries–1.68%
Black Knight InfoServ, LLC, Term Loan B	3.75%	05/27/2022		246	247,348
iPayment Inc., Term Loan	6.75%	05/08/2017		4,784	4,604,656
LPL Holdings, Inc., Term Loan B	4.75%	11/20/2022		9	8,628
MoneyGram International, Inc., Term Loan	4.25%	03/27/2020		4,845	4,595,103
RJO Holdings Corp., Term Loan	7.28%	12/10/2017		5,090	4,237,701
RPI Finance Trust, Term Loan B-4	3.50%	11/09/2020		195	195,875
Stiphout Finance LLC,
Second Lien Term Loan (Acquired 07/23/2015; Cost $59,795)	9.00%	10/26/2023		60	59,471
Term Loan	4.75%	10/26/2022		145	144,322
					14,093,104

Food & Drug Retailers–1.24%
Adria Group Holding B.V. (Netherlands), Term Loan	10.50%	06/04/2018	EUR	1,762	1,860,216
Albertson’s, LLC,
Term Loan B-4	4.50%	08/25/2021		7,480	7,522,257
Term Loan B-6	4.75%	06/22/2023		45	45,049
Pret A Manger (United Kingdom), Term Loan B	5.28%	07/31/2020	GBP	500	657,395
Rite Aid Corp.,
Second Lien Term Loan	5.75%	08/21/2020		73	73,082
Second Lien Term Loan	4.88%	06/21/2021		218	219,041
					10,377,040

Food Products–4.19%
AdvancePierre Foods, Inc., Term Loan B	4.50%	06/02/2023		3,266	3,295,417
Candy Intermediate Holdings, Inc., Term Loan	5.50%	06/15/2023		1,834	1,835,231
Charger OpCo B.V., Term Loan B-1	4.25%	07/02/2022		4,047	4,082,453
Chefs’ Warehouse Parent, LLC,
Delayed Draw Term Loan(e)	0.00%	06/22/2022		108	105,676
Delayed Draw Term Loan	5.75%	06/22/2022		42	40,994
Term Loan	5.75%	06/22/2022		911	893,073
CSM Bakery Supplies LLC,
First Lien Term Loan	5.00%	07/03/2020		35	32,986
Second Lien Term Loan	8.75%	07/03/2021		1,430	1,305,103
Dole Food Co., Inc., Term Loan B	4.50%	11/01/2018		2,886	2,900,469
Hearthside Group Holdings, LLC,
Revolver Loan(e)	0.00%	06/02/2019		597	593,138
Revolver Loan	3.74%	06/02/2019		973	967,752
Hostess Brands, LLC, Second Lien Term Loan	8.50%	08/03/2023		14	14,184
JBS USA, LLC,
Incremental Term Loan	4.00%	10/30/2022		4,020	4,022,900
Term Loan	3.75%	05/25/2018		3,068	3,072,953
Keurig Green Mountain, Inc., Term Loan B	5.25%	03/03/2023		8,339	8,436,174
Post Holdings, Inc., Revolver Loan(e)	0.00%	01/29/2019		2,094	2,092,858
Shearer’s Foods, LLC,
First Lien Term Loan	4.94%	06/30/2021		450	448,753
Incremental Term Loan	5.25%	06/30/2021		637	636,369
Second Lien Term Loan	7.75%	06/30/2022		250	227,935
					35,004,418

Food Service–1.48%
Pizza Hut Holdings, LLC, Term Loan B	3.26%	06/16/2023		1,138	1,146,871
Portillo’s Holdings, LLC, Second Lien Term Loan	8.00%	08/01/2022		478	477,745

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Food Service–(continued)
Red Lobster Management, LLC, Term Loan	6.25%	07/28/2021		$322	$323,696
Restaurant Holding Co., LLC, First Lien Term Loan (Acquired 02/28/2014; Cost $1,240,570)	8.75%	02/28/2019		1,266	1,189,921
Steak’n Shake Inc., Term Loan	4.75%	03/19/2021		1,101	1,090,039
TMK Hawk Parent, Corp., Second Lien Term Loan	8.50%	10/01/2022		638	638,211
US Foods, Inc., Incremental Term Loan	4.00%	06/27/2023		7,437	7,484,266
					12,350,749

Health Care–4.08%
Acadia Healthcare Co., Inc.,
Incremental Term Loan B	3.75%	02/11/2022		574	574,883
Term Loan B-2	4.50%	02/16/2023		1,655	1,666,567
BSN Medical Luxembourg Holding S.a.r.l. (Luxembourg), Second Lien Term Loan(d)	—	07/23/2024	EUR	1,250	1,394,313
CareCore National, LLC, Term Loan	5.50%	03/05/2021		1,406	1,377,519
Community Health Systems, Inc.,
Incremental Term Loan F	4.08%	12/31/2018		2,059	2,034,141
Incremental Term Loan G	3.75%	12/31/2019		500	481,843
Revolver Loan(e)	0.00%	01/27/2019		843	816,124
DJO Finance LLC, Term Loan	4.25%	06/07/2020		1,618	1,565,733
Explorer Holdings, Inc., Term Loan	6.00%	05/02/2023		683	688,031
Greatbatch Ltd., Term Loan B	5.25%	10/27/2022		1,218	1,210,469
HC Group Holdings III, Inc., Term Loan	6.00%	04/07/2022		1,548	1,554,666
HCA Inc.,
Term Loan B-6	3.77%	03/18/2023		1,006	1,019,177
Term Loan B-7	3.57%	02/15/2024		1,604	1,621,248
Hill-Rom Holdings, Inc., Term Loan B	3.50%	09/08/2022		1,486	1,497,652
Kindred Healthcare, Inc., Term Loan	4.25%	04/09/2021		499	495,209
Kinetic Concepts, Inc., Term Loan F-1	5.00%	11/04/2020		2,934	2,950,737
MPH Acquisition Holdings LLC, Term Loan B	5.00%	06/07/2023		5,692	5,761,822
National Surgical Hospitals, Inc., Term Loan	4.50%	06/01/2022		938	926,722
New Millennium HoldCo, Inc., Term Loan	7.50%	12/21/2020		4,186	2,048,572
Phillips-Medisize Corp., Second Lien Term Loan	8.25%	06/16/2022		432	433,035
Surgical Care Affiliates, LLC, Term Loan	4.25%	03/17/2022		1,223	1,231,038
Western Dental Services, Inc., Term Loan	7.50%	11/01/2018		2,766	2,752,471
					34,101,972

Home Furnishings–0.45%
Mattress Holding Corp.,
Incremental Term Loan	6.25%	10/20/2021		3,080	3,083,158
Term Loan	6.25%	10/20/2021		675	675,708
					3,758,866

Industrial Equipment–1.49%
Accudyne Industries LLC,
Revolver Loan(e)	0.00%	09/13/2019		2,365	2,023,014
Term Loan	4.00%	12/13/2019		2,348	2,104,736
Crosby US Acquisition Corp.,
First Lien Term Loan	4.00%	11/23/2020		2,854	2,353,141
Second Lien Term Loan	7.00%	11/22/2021		1,081	730,380
Doosan Bobcat Inc., Term Loan B	4.50%	05/28/2021		1,022	1,028,607
Filtration Group Corp., Second Lien Term Loan	8.25%	11/22/2021		280	277,339
MX Holdings US, Inc., Term Loan B-1-A	4.00%	08/14/2020		887	893,997
North American Lifting Holdings, Inc., First Lien Term Loan	5.50%	11/27/2020		1,892	1,470,750
Tank Holding Corp., Term Loan	5.25%	03/16/2022		664	636,391

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Industrial Equipment–(continued)
Terex Corp., Term Loan	3.50%	08/13/2021		$119	$117,669
Virtuoso US LLC, Term Loan	4.25%	02/11/2021		856	859,619
					12,495,643

Insurance–0.01%
York Risk Services Holding Corp., Term Loan	4.75%	10/01/2021		50	44,949

Leisure Goods, Activities & Movies–3.34%
Alpha Topco Ltd.,(United Kingdom)
Second Lien Term Loan	7.75%	07/29/2022		4,165	4,134,502
Term Loan B-3	4.75%	07/30/2021		6,768	6,745,366
AMC Entertainment, Inc., Term Loan	4.00%	12/15/2022		1,377	1,387,356
Bright Horizons Family Solutions, Inc., Term Loan B-1	4.25%	01/30/2020		279	280,176
Cinemark USA, Inc., Term Loan	3.32%	05/06/2022		129	130,153
CWGS Group, LLC, Term Loan	5.75%	02/20/2020		2,467	2,469,490
Equinox Holdings Inc.,
First Lien Term Loan	5.00%	01/31/2020		408	410,850
Revolver Loan (Acquired 01/30/2014-11/19/2014; Cost $1,106,218)(e)	0.00%	02/01/2018		1,112	1,001,228
Fitness International, LLC, Term Loan B	5.50%	07/01/2020		1,986	1,984,622
Life Time Fitness, Inc., Term Loan	4.25%	06/10/2022		172	172,231
Regal Cinemas Corp., Term Loan	3.50%	04/01/2022		1,366	1,373,865
Sabre GLBL, Inc., Term Loan B	4.00%	02/19/2019		368	369,590
Seaworld Parks & Entertainment, Inc., Term Loan B-2	3.00%	05/14/2020		1,854	1,810,048
Six Flags Theme Parks, Inc., Term Loan B	3.25%	06/30/2022		579	583,028
UFC Holdings, LLC,
First Lien Term Loan	5.00%	08/18/2023		2,955	2,968,695
Second Lien Term Loan	8.50%	08/18/2024		1,045	1,056,497
William Morris Endeavor Entertainment, LLC, First Lien Term Loan	5.25%	05/06/2021		1,090	1,094,316
					27,972,013

Lodging & Casinos–4.09%
B&B Hotels S.A.S. (France), Term Loan B	6.00%	03/14/2023	EUR	1,000	1,116,287
Belmond Interfin Ltd. (Bermuda), Term Loan	4.00%	03/21/2021		396	393,803
Boyd Gaming Corp., Term Loan B2(d)	—	08/18/2023		1,062	1,068,257
Caesars Growth Properties Holdings, LLC, Term Loan B	6.25%	05/08/2021		3,265	3,158,775
Cannery Casino Resorts, LLC, First Lien Term Loan	6.00%	10/02/2018		3,616	3,619,323
ESH Hospitality, Inc., Term Loan(d)	—	08/30/2023		2,427	2,437,536
Harrah’s Operating Co., Inc., Term Loan B-6(g)	1.50%	03/01/2017		4,809	5,069,854
Hilton Worldwide Finance, LLC,
Term Loan	3.50%	10/26/2020		154	154,326
Term Loan B-2	3.10%	10/25/2023		1,574	1,584,238
La Quinta Intermediate Holdings LLC, Term Loan	3.75%	04/14/2021		3,758	3,724,623
MGM Growth Properties Operating Partnership LP, Term Loan B	4.00%	04/25/2023		1,310	1,322,610
Scientific Games International, Inc.,
Multicurrency Revolver Loan(e)	0.00%	10/18/2018		2,021	1,793,889
Multicurrency Revolver Loan	1.24%	10/18/2018		469	415,974
Term Loan	6.00%	10/18/2020		4,606	4,614,642
Station Casinos LLC, Term Loan B	3.75%	06/08/2023		683	685,050
Twin River Management Group, Inc., Term Loan	5.25%	07/10/2020		3,049	3,066,538
					34,225,725

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Nonferrous Metals & Minerals–1.02%
American Rock Salt Co. LLC,
First Lien Term Loan	4.75%	05/20/2021		$107	$102,425
First Lien Term Loan	4.75%	05/20/2021		28	26,306
Arch Coal, Inc.,
DIP Term Loan(e)(g)	0.00%	01/31/2017		2,178	2,183,849
Term Loan(g)	7.50%	05/16/2018		6,000	3,199,940
Dynacast International LLC,
First Lien Term Loan B-1	4.50%	01/28/2022		172	172,087
Second Lien Term Loan (Acquired 01/29/2015; Cost $15,105)	9.50%	01/30/2023		15	15,007
EP Minerals, LLC, Term Loan	5.50%	08/20/2020		280	279,264
Novelis Inc., Term Loan	4.00%	06/02/2022		2,532	2,541,495
					8,520,373

Oil & Gas–6.21%
Ameriforge Group Inc., First Lien Term Loan	5.00%	12/19/2019		32	16,442
Ascent Resources — Marcellus, LLC, First Lien Term Loan	5.25%	08/04/2020		3,198	1,603,704
Bronco Midstream Funding, LLC, Term Loan	5.00%	08/17/2020		2,601	2,354,240
California Resources Corp., Term Loan(d)	—	12/31/2021		917	962,720
Citgo Holdings, Inc., Term Loan	9.50%	05/12/2018		4,050	4,087,605
CJ Holding Co.,
DIP Delayed Draw Term Loan(e)(g)	0.00%	03/31/2017		146	149,260
DIP Delayed Draw Term Loan(g)	10.00%	03/31/2017		49	49,753
Term Loan B-2(g)(h)	0.00%	03/24/2022		928	698,062
Crestwood Holdings LLC, Term Loan B-1	9.00%	06/19/2019		1,908	1,748,127
Drillships Financing Holding Inc., Term Loan B-1	6.00%	03/31/2021		8,906	4,141,387
Drillships Ocean Ventures, Inc., Term Loan	5.50%	07/25/2021		3,900	2,665,255
EFR Benelux B.V. (Netherlands), Second Lien Term Loan	8.50%	08/28/2019	EUR	500	556,052
Fieldwood Energy LLC,
Term Loan	3.88%	09/28/2018		2,341	2,015,308
Term Loan	8.00%	08/31/2020		1,205	1,010,470
Floatel International Ltd., Term Loan	6.00%	06/27/2020		3,549	2,262,268
Gulf Finance, LLC, Term Loan B	6.25%	08/25/2023		2,635	2,565,818
HGIM Corp., Term Loan B	5.50%	06/18/2020		5,089	3,002,514
Jonah Energy LLC, Second Lien Term Loan	7.50%	05/12/2021		1,825	1,605,989
NGPL PipeCo LLC, Term Loan	6.75%	09/15/2017		148	148,059
Osum Production Corp. (Canada), Term Loan (Acquired 07/30/2014-08/03/2016; Cost $1,891,628)	6.50%	07/31/2020		2,017	1,250,655
Pacific Drilling S.A. (Luxembourg), Term Loan	4.50%	06/03/2018		701	192,778
Paragon Offshore Finance Co. (Cayman Islands), Term Loan(g)	5.25%	07/16/2021		1,454	339,205
Petroleum GEO-Services ASA, Term Loan	3.25%	03/19/2021		3,958	2,600,271
Samchully Midstream 3 LLC, Term Loan (Acquired 10/14/2014-08/09/2016; Cost $1,679,412)	5.75%	10/20/2021		1,714	1,559,572
Samson Investment Co., Second Lien Term Loan(g)(h)	0.00%	09/25/2018		5,806	1,416,613
Seadrill Operating LP, Term Loan	4.00%	02/21/2021		10,320	5,005,265
Seventy Seven Operating LLC, Term Loan	3.75%	06/25/2020		1,353	1,189,299
Southcross Energy Partners, L.P., Term Loan	5.25%	08/04/2021		1,059	866,896
Targa Resources Corp., Term Loan	5.75%	02/25/2022		564	565,858
Veresen Midstream US LLC, Term Loan B-1	5.25%	03/31/2022		3,027	3,004,380
Weatherford International Ltd. (Bermuda), Term Loan(d)	—	07/13/2020		2,456	2,333,655
					51,967,480

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Publishing–1.66%
Getty Images, Inc.,
Revolver Loan(e)	0.00%	10/18/2017		$4,104	$3,836,923
Term Loan	4.75%	10/18/2019		2,169	1,848,805
Merrill Communications LLC, Term Loan	6.25%	06/01/2022		3,361	3,100,287
ProQuest LLC, Term Loan	5.75%	10/24/2021		1,358	1,349,540
Tribune Media Co., Term Loan B	3.75%	12/28/2020		3,711	3,729,622
					13,865,177

Radio & Television–2.18%
Block Communications, Inc., Term Loan B	4.00%	11/07/2021		689	691,537
iHeartCommunications, Inc.,
Term Loan D	7.27%	01/30/2019		7,616	5,875,659
Term Loan E	8.02%	07/31/2019		13,015	10,013,191
Media General Inc., Term Loan B	4.00%	07/31/2020		990	991,736
Sinclair Television Group Inc., Term Loan B-1	3.50%	07/30/2021		699	703,293
					18,275,416

Retailers (except Food & Drug)–5.72%
Cortefiel, S.A. (Spain),
PIK Term Loan B-1(f)	1.00%	03/20/2017	EUR	258	188,181
PIK Term Loan B-2(f)	1.00%	03/21/2018	EUR	281	204,508
PIK Term Loan B-3(f)	1.00%	03/21/2018	EUR	342	249,441
PIK Term Loan B-3(f)	1.00%	03/21/2018	EUR	130	94,936
David’s Bridal, Inc., Term Loan	5.00%	10/11/2019		953	897,559
Fullbeauty Brands Holdings Corp., Term Loan	5.75%	10/14/2022		3,035	2,857,993
Harbor Freight Tools USA, Inc., Term Loan	4.00%	08/19/2023		244	245,339
J. Crew Group, Inc., Term Loan	4.00%	03/05/2021		427	339,584
Jill Acquisition LLC, Term Loan	6.00%	05/08/2022		566	557,797
Kirk Beauty One GmbH (Germany),
Term Loan B-8	4.75%	08/13/2022	EUR	730	824,548
Term Loan B-9	4.75%	08/13/2022	EUR	257	290,608
Term Loan B-10	4.75%	08/22/2022	EUR	441	498,244
Term Loan B-11	4.75%	08/13/2022	EUR	293	330,790
Term Loan B-12	4.75%	08/13/2022	EUR	65	73,509
Term Loan B-13	4.75%	08/13/2022	EUR	336	379,461
Term Loan B-14	4.75%	08/13/2022	EUR	186	210,060
Lands’ End, Inc., Term Loan B	4.25%	04/02/2021		2,463	1,996,131
Michaels Stores, Inc., Incremental Term Loan	4.00%	01/28/2020		264	265,582
National Vision, Inc., Second Lien Term Loan	6.75%	03/13/2022		87	81,844
Nine West Holdings, Inc., Term Loan	4.75%	10/08/2019		2,316	1,181,296
Payless, Inc.,
Second Lien Term Loan	8.50%	03/11/2022		1,298	215,806
Term Loan	5.00%	03/11/2021		4,213	2,155,537
Petco Animal Supplies, Inc.,
Term Loan B-1	5.00%	01/26/2023		1,503	1,517,986
Term Loan B-2	5.00%	01/26/2023		1,170	1,180,197
Pier 1 Imports (U.S.), Inc., Term Loan	4.50%	04/30/2021		878	801,130
Pilot Travel Centers LLC, Term Loan B	3.27%	05/25/2023		439	442,239
Savers Inc., Term Loan	5.00%	07/09/2019		3,557	3,116,041
Sears Roebuck Acceptance Corp., Term Loan	5.50%	06/30/2018		14,569	14,177,086
Toys ‘R’ Us Property Co. I, Term Loan	6.00%	08/21/2019		7,796	7,464,635

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Retailers (except Food & Drug)–(continued)
Toys ‘R’ Us-Delaware, Inc.,
Canadian Term Loan A-1	8.25%	10/24/2019		$1,013	$997,600
Term Loan A-1	8.25%	10/24/2019		1,256	1,237,024
Term Loan B-2	5.25%	05/25/2018		158	150,224
Term Loan B-3	5.25%	05/25/2018		20	19,251
Vivarte (France), Term Loan	4.00%	10/29/2019	EUR	1,000	961,378
Wilton Brands LLC, Term Loan B	8.50%	08/30/2018		2,008	1,681,659
					47,885,204

Steel–0.41%
Fortescue Metals Group Ltd., Term Loan	3.75%	06/30/2019		3,406	3,393,080

Surface Transport–0.62%
Avis Budget Car Rental, LLC, Term Loan B	3.25%	03/15/2022		1,206	1,212,160
Hertz Corp., Term Loan B-1	3.50%	06/30/2023		136	136,952
Kenan Advantage Group, Inc.,
Canadian Term Loan	4.00%	07/29/2022		125	124,248
Delayed Draw Term Loan 1(e)	0.00%	01/31/2017		47	46,547
Term Loan	4.00%	07/31/2022		390	386,350
PODS Holding, LLC, First Lien Term Loan	4.50%	02/02/2022		913	916,371
U.S. Shipping Corp., Term Loan B-2	5.25%	06/26/2021		1,899	1,879,535
XPO Logistics, Inc., Term Loan B-2(d)	—	10/30/2021		441	443,406
					5,145,569

Telecommunications–6.42%
Communications Sales & Leasing, Inc., Term Loan	5.00%	10/24/2022		4,364	4,373,849
Consolidated Communications, Inc., Term Loan	4.25%	12/23/2020		5,358	5,384,532
Fairpoint Communications, Inc., Term Loan	7.50%	02/14/2019		3,765	3,776,434
Frontier Communications Corp., Term Loan	3.03%	03/31/2021		2,895	2,806,944
GTT Communications, Inc., Term Loan B	5.75%	10/22/2022		1,522	1,525,950
Intelsat Jackson Holdings S.A., Term Loan B-2	3.75%	06/30/2019		2,754	2,622,578
Level 3 Communications, Inc.,
Term Loan B	4.00%	01/15/2020		2,006	2,019,424
Term Loan B-II	3.50%	05/31/2022		8,453	8,505,841
Term Loan B-III	4.00%	08/01/2019		70	69,965
Nextgen Finance, LLC, Term Loan B	5.00%	05/31/2021		3,201	3,115,890
Syniverse Holdings, Inc.,
Term Loan	4.00%	04/23/2019		4,419	3,940,871
Term Loan	4.00%	04/23/2019		1,032	922,032
T-Mobile USA, Inc., Term Loan	3.50%	11/09/2022		1,899	1,914,552
U.S. Telepacific Corp., Term Loan	6.00%	11/25/2020		3,195	3,130,942
Windstream Services, LLC, Term Loan B-6	5.75%	03/29/2021		2,577	2,600,010
Zayo Group, LLC, Term Loan	3.75%	05/06/2021		6,981	7,000,340
					53,710,154

Utilities–4.72%
APLP Holdings Ltd. Partnership (Canada), Term Loan	6.00%	04/13/2023		1,433	1,443,617
Aria Energy Operating LLC, Term Loan	5.50%	05/27/2022		788	763,949
Calpine Corp.,
Term Loan B-5	3.50%	05/27/2022		2,608	2,613,707
Term Loan B-6	4.00%	01/15/2023		5,895	5,935,197
Term Loan B-7	3.64%	05/31/2023		2,836	2,851,485
Dayton Power & Light Co. (The), Term Loan	4.00%	08/24/2022		243	245,201

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Utilities–(continued)
Dynegy Inc.,
Incremental Term Loan C	5.00%	06/27/2023		$4,659	$4,671,889
Term Loan B-2	4.00%	04/23/2020		192	192,336
Energy Future Intermediate Holding Co. LLC, Term Loan	4.25%	12/19/2016		1,396	1,403,552
Granite Acquisition, Inc.,
First Lien Term Loan B	5.00%	12/17/2021		2,567	2,513,514
First Lien Term Loan C	5.00%	12/17/2021		113	111,057
Second Lien Term Loan B	8.25%	12/17/2022		638	603,244
Meter Reading Holding, LLC, Term Loan(d)	—	08/29/2023		1,741	1,736,955
NRG Energy, Inc., Term Loan	3.50%	06/30/2023		4,797	4,797,840
Southeast PowerGen LLC, Term Loan B	4.50%	12/02/2021		1,060	1,030,734
Texas Competitive Electric Holdings Co., LLC,
DIP Term Loan B(g)	5.00%	10/31/2017		5,515	5,537,286
DIP Term Loan C(g)	5.00%	10/31/2017		1,258	1,262,890
TPF II Power, LLC, Term Loan	5.00%	10/02/2021		664	668,335
USIC Holding, Inc., First Lien Term Loan	4.00%	07/10/2020		1,064	1,058,562
					39,441,350
Total Variable Rate Senior Loan Interests					782,720,745

Bonds & Notes–10.57%
Aerospace & Defense–0.37%
LMI Aerospace, Inc.	7.38%	07/15/2019		2,598	2,656,455
TransDigm Inc.(i)	6.38%	06/15/2026		443	456,290
					3,112,745

Air Transport–0.40%
Mesa Airlines, Inc.(i)	5.75%	07/15/2025		3,294	3,318,407

Automotive–0.06%
Adient Global Holdings Ltd. (Jersey)(i)	3.50%	08/15/2024	EUR	414	481,792

Business Equipment & Services–0.75%
AA BondCo PLC (United Kingdom)(i)	5.50%	07/31/2022	GBP	100	135,419
Dream Secured Bondco AB (Sweden)(i)(j)	8.25%	10/21/2023	EUR	1,850	2,154,711
Dream Secured Bondco AB (Sweden)(i)(j)	8.25%	10/21/2023	SEK	1,408	171,812
ICBPI (United Kingdom)(i)(j)	8.00%	05/30/2021	EUR	1,250	1,397,101
West Corp.(i)	4.75%	07/15/2021		2,322	2,374,245
					6,233,288

Cable & Satellite Television–1.81%
Altice Financing S.A. (Luxembourg)(i)	6.63%	02/15/2023		520	544,050
Altice Financing S.A. (Luxembourg)(i)	7.50%	05/15/2026		6,067	6,370,350
Cequel Communications, LLC(i)	5.50%	05/15/2026		5,666	6,005,960
Numericable-SFR S.A. (France)(i)	6.00%	05/15/2022		290	297,468
Numericable-SFR S.A. (France)(i)	7.38%	05/01/2026		1,020	1,053,150
UPC Broadband Holdings, B.V. (Netherlands)(i)	6.88%	01/15/2022		262	277,816
Virgin Media Investment Holdings Ltd. (United Kingdom)(i)	5.50%	08/15/2026		554	577,545
					15,126,339

Chemicals & Plastics–0.32%
Chemours Co. (The)	6.63%	05/15/2023		522	506,340
Hexion Specialty Chemicals, Inc.	6.63%	04/15/2020		2,516	2,191,891
					2,698,231

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Containers & Glass Products–0.78%
Ardagh Glass Finance PLC(i)(j)	4.07%	05/15/2021		$857	$876,282
Ardagh Glass Finance PLC(i)	4.63%	05/15/2023		852	873,300
Ardagh Glass Finance PLC(i)	6.75%	05/15/2024	EUR	900	1,091,747
Ardagh Glass Finance PLC(i)	7.00%	11/15/2020		221	222,954
Ardagh Glass Finance PLC(i)	8.38%	06/15/2019	EUR	100	117,858
Reynolds Group Holdings Inc.(i)(j)	4.13%	07/15/2021		969	985,957
Reynolds Group Holdings Inc.(i)	5.63%	12/15/2016		1,538	1,541,845
Reynolds Group Holdings Inc.	5.75%	10/15/2020		594	614,048
Reynolds Group Holdings Inc.	9.88%	08/15/2019		205	211,663
					6,535,654

Electronics & Electrical–1.01%
Blackboard Inc.(i)	7.75%	11/15/2019		2,799	2,652,053
Dell International LLC(i)	5.45%	06/15/2023		3,002	3,202,697
Micron Technology, Inc.(i)	7.50%	09/15/2023		1,972	2,193,850
Veritas US Inc.(i)	7.50%	02/01/2023	EUR	354	383,023
					8,431,623

Financial Intermediaries–1.03%
Arrow Global Finance (United Kingdom)(i)(j)	4.99%	11/01/2021	EUR	750	849,622
Cabot Financial S.A. (Luxembourg)(i)(j)	5.88%	11/15/2021	EUR	1,500	1,613,108
Cabot Financial S.A. (Luxembourg)(i)	6.50%	04/01/2021	GBP	500	635,236
Garfunkelux Holdco 3 S.A. (Luxembourg)(i)	7.50%	08/01/2022	EUR	2,250	2,606,200
Garfunkelux Holdco 3 S.A. (Luxembourg)(i)	11.00%	11/01/2023	GBP	1,000	1,331,205
Lindorff Group AB (Norway)(i)(j)	5.50%	08/15/2020	EUR	1,034	1,159,431
Lindorff Group AB (Norway)(i)	9.50%	08/15/2022	EUR	358	422,872
					8,617,674

Health Care–1.05%
Care UK Health & Social Care PLC (United Kingdom)(i)(j)	5.53%	07/15/2019	GBP	1,750	2,033,740
DJO Finance LLC(i)	10.75%	04/15/2020		3,085	2,552,837
DJO Finance LLC(i)	8.13%	06/15/2021		1,918	1,697,430
IDH Finance PLC (United Kingdom)(i)	6.25%	08/15/2022	GBP	1,000	1,312,033
IDH Finance PLC (United Kingdom)(i)(j)	6.50%	08/15/2022	GBP	750	979,938
Kinetic Concepts, Inc.(i)	7.88%	02/15/2021		178	192,685
					8,768,663

Lodging & Casinos–0.43%
ESH Hospitality, Inc.(i)	5.25%	05/01/2025		1,662	1,670,310
Schumann SpA (Italy)(i)(j)	6.63%	07/31/2022	EUR	355	397,024
Travelodge Hotels Ltd. (United Kingdom)(i)(j)	7.89%	05/15/2023	GBP	750	979,754
Travelodge Hotels Ltd. (United Kingdom)(i)	8.50%	05/15/2023	GBP	375	526,163
					3,573,251

Nonferrous Metals & Minerals–0.29%
TiZir Ltd. (United Kingdom)	9.00%	09/28/2017		2,900	2,392,500

Oil & Gas–0.37%
Drill Rigs Holdings Inc.(i)	6.50%	10/01/2017		4,265	1,402,119
FTS International, Inc.(i)(j)	8.15%	06/15/2020		1,064	869,820
Pacific Drilling S.A. (Luxembourg)(i)	5.38%	06/01/2020		2,928	849,120
					3,121,059

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Radio & Television–0.30%
Clear Channel International B.V.(i)	8.75%	12/15/2020		$2,374	$2,528,310

Retailers (except Food & Drug)–0.37%
Claire’s Stores Inc.(i)	6.13%	03/15/2020		780	425,100
New Look PLC (United Kingdom)(i)	8.00%	07/01/2023	GBP	1,375	1,615,995
Targus Group International, Inc., PIK (Acquired 12/16/2009-12/14/2015; Cost $2,216,505)(f)(i)	10.00%	06/14/2019		981	0
TWIN SET — Simona Barbieri S.p.A. (Italy)(i)(j)	5.58%	07/15/2019	EUR	1,000	1,079,365
					3,120,460

Steel–0.02%
Fortescue Metals Group Ltd.(i)	9.75%	03/01/2022		144	167,040

Telecommunications–1.14%
Cellnex Telecom SAU (Spain)(i)	2.38%	01/16/2024	EUR	200	230,697
Communications Sales & Leasing, Inc.(i)	6.00%	04/15/2023		623	655,708
Goodman Networks Inc.	12.13%	07/01/2018		5,685	2,814,075
Wind Telecomunicazioni S.p.A. (Italy)(i)	6.50%	04/30/2020		269	281,105
Wind Telecomunicazioni S.p.A. (Italy)(i)	7.00%	04/23/2021	EUR	2,000	2,328,502
Wind Telecomunicazioni S.p.A. (Italy)(i)	7.38%	04/23/2021		811	841,412
Windstream Services, LLC	7.50%	06/01/2022		2,483	2,405,406
Windstream Services, LLC	6.38%	08/01/2023		25	22,688
					9,579,593

Utilities–0.07%
Calpine Corp.(i)	6.00%	01/15/2022		538	566,245
Calpine Corp.(i)	7.88%	01/15/2023		1	338
					566,583
Total Bonds & Notes					88,373,212

Structured Products–6.80%(i)(j)
Apidos Cinco CDO	5.07%	05/14/2020		639	639,669
Apidos CLO IX-R	6.78%	07/15/2023		871	871,295
Apidos CLO X	7.01%	10/30/2022		610	611,500
Apidos CLO XI	5.93%	01/17/2023		1,772	1,657,621
Apidos CLO XV	5.45%	10/20/2025		4,000	3,621,964
Atrium X LLC	5.18%	07/16/2025		1,532	1,356,028
Babson CLO Ltd. 2013-II	5.18%	01/18/2025		964	870,190
Callidus MAPS CLO Fund II, Ltd.	4.95%	07/20/2022		888	879,527
Carlyle Global Market Strategies CLO 2012-2 Ltd.	6.80%	07/20/2023		1,802	1,805,938
Carlyle Global Market Strategies CLO 2012-3 Ltd.	6.17%	10/04/2024		2,499	2,463,483
Carlyle Global Market Strategies CLO 2013-1 Ltd.	6.32%	02/14/2025		1,300	1,273,714
Carlyle High Yield Partners X, Ltd.	3.89%	04/19/2022		500	475,782
Dryden Senior Loan Fund 2013-30	5.82%	11/15/2025		2,361	2,116,516
Duane Street CLO 2007-4	5.07%	11/14/2021		369	350,682
Flagship CLO VI	5.41%	06/10/2021		1,918	1,840,162
Flagship CLO VI	5.41%	06/10/2021		1,671	1,603,464
Gallatin Funding CLO VII 2014-1, Ltd.	6.35%	07/15/2023		1,575	1,458,675
Halcyon Loan Investors CLO II, Ltd.	4.31%	04/24/2021		2,875	2,830,819
ING Investment Management CLO 2012-4, Ltd.	6.43%	10/15/2023		3,047	3,008,267
ING Investment Management CLO 2013-1, Ltd.	5.68%	04/15/2024		2,600	2,416,309
ING Investment Management CLO III, Ltd.	4.18%	12/13/2020		2,098	2,100,612
ING Investment Management CLO IV, Ltd.	4.96%	06/14/2022		542	519,295

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                         Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Keuka Park CLO 2013-1	5.20%	10/21/2024	$412	$360,657
KKR Financial CLO 2012-1, Ltd.	6.15%	12/15/2024	3,150	3,036,373
KKR Financial CLO 2013-1, Ltd.	5.43%	07/15/2025	2,393	2,152,858
Madison Park Funding IX, Ltd.	6.07%	08/15/2022	410	401,374
Madison Park Funding X, Ltd.	5.95%	01/20/2025	1,259	1,227,682
Madison Park Funding XIV, Ltd.	5.45%	07/20/2026	750	664,700
Madison Park Funding XIV, Ltd.	6.10%	07/20/2026	1,075	826,678
Northwoods Capital 2013-10A, Ltd.	4.37%	11/04/2025	629	588,784
Octagon Investment Partners XIV Ltd.	5.93%	01/15/2024	765	711,644
Octagon Investment Partners XIX Ltd.	5.53%	04/15/2026	1,741	1,439,078
Octagon Investment Partners XVII Ltd.	5.21%	10/25/2025	775	638,732
Octagon Investment Partners XVIII Ltd.	6.07%	12/16/2024	2,964	2,685,704
Pacifica CDO VI, Ltd.	4.57%	08/15/2021	1,059	1,058,330
Regatta IV Funding Ltd. 2014-1	5.66%	07/25/2026	1,070	870,713
Seneca Park CLO Ltd. 2014-1	5.38%	07/17/2026	500	420,555
Silverado CLO 2006-II Ltd.	4.43%	10/16/2020	1,545	1,430,831
St. James River CLO Ltd. 2007-1	4.96%	06/11/2021	268	267,622
Symphony CLO VIII, Ltd.	6.47%	01/09/2023	2,140	2,149,768
Symphony CLO XIV, Ltd.	5.27%	07/14/2026	500	430,935
TriMaran CLO VII Ltd.	4.05%	06/15/2021	806	736,853
Total Structured Products				56,871,383

			Shares
Common Stocks & Other Equity Interests–4.14%(k)
Aerospace & Defense–0.03%
IAP Worldwide Services(i)(l)			229	286,544

Building & Development–1.52%
Axia Inc. (Acquired 05/30/2008; Cost $2,268,885)(i)(l)(m)			505	4,532,541
BMC Stock Holdings, Inc.(l)			239,911	4,783,825
Lake at Las Vegas Joint Venture, LLC,
Class A (Acquired 07/15/2010; Cost $7,938,060)(i)(l)			780	0
Class B (Acquired 07/15/2010; Cost $93,975)(i)(l)			9	0
Newhall Holding Co., LLC, Class A(i)(l)			621,591	1,631,676
Tamarack Resort LLC (Acquired 03/07/2014; Cost $0)(i)(l)			28,000	0
WCI Communities, Inc.(l)			93,512	1,759,902
				12,707,944

Chemicals & Plastics–0.00%
Lyondell Chemical Co., Class A			142	11,203

Conglomerates–0.03%
Euramax International, Inc.(i)(l)			3,272	229,054

Cosmetics & Toiletries–0.11%
Levlad, LLC(i)(l)			4,893	890,453

Drugs–0.00%
BPA Laboratories,
Class A, Wts. expiring 04/29/2024 (Acquired 04/29/2014; Cost $0)(i)(l)			7,160	0
Class B, Wts. expiring 04/29/2024 (Acquired 04/29/2014; Cost $0)(i)(l)			11,479	0
				0

Financial Intermediaries–0.02%
RJO Holdings Corp.(i)(l)			136,135	103,190
RJO Holdings Corp.(i)(l)			2,852	28,516

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                         Invesco Senior Loan Fund

	Shares	Value
Financial Intermediaries–(continued)
RJO Holdings Corp. Class A(i)(l)	2,314	$1,157
RJO Holdings Corp. Class B(i)(l)	3,000	1,500
		134,363

Forest Products–0.05%
Verso Corp., Class A(l)	65,375	412,516

Home Furnishings–0.15%
WKI Holding Co. Inc.(l)	52,654	1,263,696

Lodging & Casinos–1.68%
Twin River Worldwide Holdings, Inc.(i)(l)	189,050	14,084,225

Oil & Gas–0.00%
Seventy Seven Operating LLC(l)	206	3,348
Seventy Seven Operating LLC(i)(l)	1,121	3,923
		7,271

Publishing–0.54%
Affiliated Media, Inc.(i)(l)	81,915	2,252,666
Cygnus Business Media, Inc. (Acquired 07/19/2004; Cost $1,793,148)(i)(l)(m)	8,426	0
F&W Publications, Inc.(i)(l)	18,385	919,255
MC Communications, LLC (Acquired 07/02/2009; Cost $0)(i)(l)	739,818	0
Merrill Communications LLC, Class A(i)(l)	326,686	1,306,744
Tronc, Inc.	4,756	80,614
		4,559,279

Retailers (except Food & Drug)–0.00%
Targus Group International, Inc. (Acquired 12/16/2009; Cost $0)(i)(l)	22,469	0

Telecommunications–0.01%
CTM Media Holdings Inc.	1,270	50,800
Total Common Stocks & Other Equity Interests		34,637,348

Preferred Stocks–0.01%(k)
Building & Development–0.00%
Tamarack Resort LLC, Class B (Acquired 03/07/2014; Cost $119,180)(i)	505	0

Financial Intermediaries–0.00%
RJO Holdings Corp.(i)(l)	584	37,961

Retailers (except Food & Drug)–0.00%
Vivarte (France) (Acquired 01/06/2016; Cost $0)(i)(l)	934	0

Utilities–0.01%
Genie Energy Ltd.	7,632	55,332
Total Preferred Stocks		93,293
TOTAL INVESTMENTS(n)–115.09% (Cost $1,017,084,003)		962,695,981
BORROWINGS–(17.93)%		(150,000,000)
OTHER ASSETS LESS LIABILITIES–2.84%		23,800,051
NET ASSETS–100.00%		$836,496,032

Investment Abbreviations:

CDO	– Collateralized Debt Obligation
CLO	– Collateralized Loan Obligation
DIP	– Debtor-in-possession

EUR	– Euro
GBP	– British Pound
PIK	– Payment in Kind

SEK	– Swedish Krona
Wts.	– Warrants

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                         Invesco Senior Loan Fund

Notes to Schedule of Investments:

(a)	Principal amounts are denominated in U.S. Dollars unless otherwise noted.
(b)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”), and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Trust’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days but not greater than one year; and/or have interest rates that float at a margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(c)	Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.
(d)	This variable rate interest will settle after August 31, 2016, at which time the interest rate will be determined.
(e)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding. See Note 9.
(f)	All or a portion of this security is Payment-in-Kind.

Issuer	Cash Rate	PIK Rate
Cortefiel, S.A., PIK Term Loan B-1	4.25%	1.00%
Cortefiel, S.A., PIK Term Loan B-2	4.25	1.00
Cortefiel, S.A., PIK Term Loan B-3	4.25	1.00
Cortefiel, S.A., PIK Term Loan B-3	5.65	1.00
Lake at Las Vegas Joint Venture, LLC, PIK Exit Revolver Loan	—	5.00
Tamarack Resort LLC, PIK Term Loan A	4.00	12.00
Tamarack Resort LLC, PIK Term Loan B	0.00	6.50
Targus Group International, Inc., PIK	—	10.00

(g)	The borrower has filed for protection in federal bankruptcy court.
(h)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at August 31, 2016 was $2,114,675, which represented less than 1% of the Fund’s Net Assets.
(i)	Security purchased or received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2016 was $157,738,934, which represented 18.86% of the Fund’s Net Assets.
(j)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2016.
(k)	Securities acquired through the restructuring of senior loans.
(l)	Non-income producing securities acquired through the restructuring of senior loans.
(m)	Affiliated company during the period. The Investment Company Act of 1940 defines an “affiliated person” as an issuance in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The aggregate value of these securities as of August 31, 2016 was $4,532,541, which represented less than 1% of the Fund’s Net Assets. See Note 5.
(n)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.

Portfolio Composition†

By credit quality, based on Total Investments

as of August 31, 2016

BBB+	0.3%
BBB	2.6
BBB-	4.5
BB+	4.6
BB	17.4
BB-	13.1
B+	13.8
B	14.9
B-	7.6
CCC+	7.2
CCC	2.3
CCC-	1.3
D	1.5
Non-Rated	5.3
Equity	3.6

†	Source: Standard & Poor’s. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on Standard & Poor’s rating methodology, please visit standardandpoors.com and select “Understanding Ratings” under Rating Resources on the homepage.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                         Invesco Senior Loan Fund

Statement of Assets and Liabilities

August 31, 2016

(Unaudited)

Assets:
Investments, at value (Cost $1,013,021,970)	$958,163,440
Investments in affiliates, at value (Cost $4,062,033)	4,532,541
Total investments, at value (Cost $1,017,084,003)	962,695,981
Cash	64,134,545
Foreign currencies, at value (Cost $8,201,350)	8,163,785
Receivable for:
Investments sold	17,518,295
Interest and fees	7,303,753
Fund shares sold	67,738
Investments matured, at value (Cost $45,964,786)	7,696,813
Unrealized appreciation on forward foreign currency contracts outstanding	6,667
Investment for trustee deferred compensation and retirement plans	28,243
Other assets	113,486
Total assets	1,067,729,306

Liabilities:
Payable for:
Borrowings	150,000,000
Investments purchased	60,912,708
Fund shares repurchased	44,686
Income Distributions	1,502,878
Accrued fees to affiliates	387,708
Accrued interest expense	174,881
Accrued trustees’ and officers’ fees and benefits	4,832
Accrued other operating expenses	593,224
Trustee deferred compensation and retirement plans	89,186
Unrealized depreciation on forward foreign currency contracts outstanding	176,179
Unfunded loan commitments	17,346,992
Total liabilities	231,233,274
Net assets applicable to common shares	$836,496,032

Net assets applicable to common shares consist of:
Shares of beneficial interest	$1,714,628,621
Undistributed net investment income	(4,225,354)
Undistributed net realized gain (loss)	(781,100,535)
Net unrealized appreciation (depreciation)	(92,806,700)
$836,496,032

Net Assets:
Class A	$114,555,056
Class B	$2,129,138
Class C	$118,636,480
Class Y	$1,316,221
Class IB	$553,329,005
Class IC	$46,530,132

Shares outstanding, $0.01 par value per share:
Class A	17,907,872
Class B	332,844
Class C	18,509,417
Class Y	205,630
Class IB	86,460,613
Class IC	7,271,122
Class A:
Net asset value per share	$6.40
Maximum offering price per share
(Net asset value of $6.40 ÷ 96.75%)	$6.61
Class B:
Net asset value and offering price per share	$6.40
Class C:
Net asset value and offering price per share	$6.41
Class Y:
Net asset value and offering price per share	$6.40
Class IB:
Net asset value and offering price per share	$6.40
Class IC:
Net asset value and offering price per share	$6.40

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22                         Invesco Senior Loan Fund

Statement of Operations

For the six months ended August 31, 2016

(Unaudited)

Investment income:
Interest	$30,482,451
Dividends	7,431
Other income	428,415
Total investment income	30,918,297

Expenses:
Advisory fees	3,685,570
Administrative services fees	1,046,924
Custodian fees	95,441
Distribution fees:
Class A	146,500
Class B	2,840
Class C	598,800
Class IC	34,571
Interest, facilities and maintenance fees	1,558,734
Transfer agent fees	536,400
Trustees’ and officers’ fees and benefits	14,649
Registration and filing fees	32,843
Reports to shareholders	512,645
Professional services fees	109,328
Other	36,730
Total expenses	8,411,975
Less: Expense offset arrangement(s)	(2,140)
Net expenses	8,409,835
Net investment income	22,508,462

Realized and unrealized gain (loss):
Net realized gain from (loss):
Investment securities	8,055,054
Foreign currencies	(344,700)
Forward foreign currency contracts	2,351,720
10,062,074
Change in net unrealized appreciation (depreciation) of:
Investment securities	72,062,582
Foreign currencies	57,803
Forward foreign currency contracts	(1,958,283)
70,162,102
Net realized and unrealized gain	80,224,176
Net increase in net assets resulting from operations	$102,732,638

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23                         Invesco Senior Loan Fund

Statement of Changes in Net Assets

For the six months ended August 31, 2016 and year ended February 29, 2016

(Unaudited)

	August 31, 2016	February 29, 2016
Operations:
Net investment income	$22,508,462	$57,825,555
Net realized gain (loss)	10,062,074	(41,115,268)
Change in net unrealized appreciation (depreciation)	70,162,102	(98,964,765)
Net increase (decrease) in net assets resulting from operations	102,732,638	(82,254,478)

Distributions to shareholders from net investment income:
Class A	(3,249,600)	(9,352,185)
Class B	(63,382)	(257,356)
Class C	(2,880,350)	(7,970,452)
Class Y	(34,325)	(108,631)
Class IB	(15,914,866)	(38,944,028)
Class IC	(1,297,908)	(3,103,057)
Total distributions to shareholders from net investment income	(23,440,431)	(59,735,709)

Share transactions–net:
Class A	(11,656,964)	(45,522,429)
Class B	(504,283)	(3,756,163)
Class C	(8,948,543)	(40,340,086)
Class Y	96,426	(1,100,636)
Class IB	(22,167,425)	(69,459,335)
Class IC	(1,480,803)	(4,534,234)
Net increase (decrease) in net assets resulting from share transactions	(44,661,592)	(164,712,883)
Net increase (decrease) in net assets	34,630,615	(306,703,070)

Net assets:
Beginning of period	801,865,417	1,108,568,487
End of period (includes undistributed net investment income of $(4,225,354) and $(3,293,385), respectively)	$836,496,032	$801,865,417

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24                         Invesco Senior Loan Fund

Statement of Cash flows

For the six months ended August 31, 2016

(Unaudited)

Cash provided by operating activities:
Net increase in net assets resulting from operations	$102,732,638

Adjustments to reconcile the change in net assets from operations to net cash provided by operating activities:
Purchases of investments	(288,321,162)
Proceeds from sales of investments	385,180,737
Accretion of discount on investment securities	(2,661,018)
Amortization of loan fees	(41,308)
Net change in unfunded loan commitments	(17,834,211)
Decrease in interest receivables and other assets	708,645
Increase in accrued expenses and other payables	324,318
Net realized gain on investment securities	(8,055,054)
Net change in unrealized appreciation on investments	(72,062,582)
Net change in forward foreign currency contracts	1,958,283
Net cash provided by operating activities	101,929,286

Cash provided by (used in) financing activities:
Proceeds from shares of beneficial interest sold	6,468,108
Disbursements for shares of beneficial interest repurchased	(64,609,115)
Dividends paid to shareholders from net investment income	(10,428,973)
Net cash provided by (used in) financing activities	(68,569,980)
Net increase in cash and cash equivalents	33,359,306
Cash and cash equivalents at beginning of period	38,939,024
Cash and cash equivalents at end of period	$72,298,330

Non-cash financing activities:
Value of shares of beneficial interest issued in reinvestment of dividends paid to shareholders	$13,487,990

Supplemental disclosure of cash flow information:
Cash paid during the period for interest, facilities and maintenance fees	$1,540,371

Notes to Financial Statements

August 31, 2016

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Senior Loan Fund (the “Fund”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, closed-end management investment company.

The Fund’s investment objective is to provide a high level of current income, consistent with preservation of capital. The Fund invests primarily in adjustable rate senior loans (“Senior Loans”). Senior Loans are business loans that have a senior right to payment and are made to borrowers that may be corporations, partnerships, or other entities. These borrowers operate in a variety of industries and geographic regions. The Fund borrows money for investment purposes which may create the opportunity for enhanced return, but also should be considered a speculative technique and may increase the Fund’s volatility.

The Fund continuously offers Class A, Class C and Class Y shares. The Fund also has outstanding Class B, Class IB and Class IC shares which are not continuously offered. Each class of shares differs in its initial sales load, contingent deferred sales charges (“CDSC”), the allocation of class-specific expenses and voting rights on matters affecting a single class.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Variable rate senior loan interests are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible securities) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ Stock Exchange) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ Stock

25                         Invesco Senior Loan Fund

Exchange is valued at the NASDAQ Official Closing Price (“NOCP”) as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from the settlement date. Facility fees received may be amortized over the life of the loan. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Other income is comprised primarily of amendment fees which are recorded when received. Amendment fees are received in return for changes in the terms of the loan or note.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

26                         Invesco Senior Loan Fund

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Interest, Facilities and Maintenance Fees — Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees and other expenses associated with lines of credit and interest and administrative expenses related to establishing and maintaining the credit agreement.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Cash and Cash Equivalents — For the purposes of the Statement of Cash Flows, the Fund defines Cash and Cash Equivalents as cash (including foreign currency), money market funds and other investments held in lieu of cash and excludes investments made with cash collateral received.
J.	Securities Purchased on a When-Issued and Delayed Delivery Basis — The Fund may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.
K.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

L.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for

27                         Invesco Senior Loan Fund

physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

M.	Industry Focus — To the extent that the Fund invests a greater amount of its assets in securities of issuers in the banking and financial services industries, the Fund’s performance will depend to a greater extent on the overall condition of those industries. The value of these securities can be sensitive to changes in government regulation, interest rates and economic downturns in the U.S. and abroad.
N.	Bank Loan Risk — Although the resale, or secondary market for floating rate loans has grown substantially over the past decade, both in overall size and number of market participants, there is no organized exchange or board of trade on which floating rate loans are traded. Instead, the secondary market for floating rate loans is a private, unregulated interdealer or interbank resale market. Such a market may therefore be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods, which may impair the Fund’s ability to sell bank loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods may result in cash not being immediately available to the Fund. As a result, the Fund may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations. Similar to other asset classes, bank loan funds may be exposed to counterparty credit risk, or the risk than an entity with which the Fund has unsettled or open transactions may fail to or be unable to perform on its commitments. The Fund seeks to manage counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
O.	Other Risks — The Fund may invest all or substantially of its assets in senior secured floating rate loans and senior secured debt securities that are determined to be rated below investment grade. These securities are generally considered to have speculative characteristics and are subject to greater risk of loss of principal and interest than higher rated securities. The value of lower quality debt securities and floating rate loans can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments.

The Fund invests in corporate loans from U.S. or non-U.S. companies (the “Borrowers”). The investment of the Fund in a corporate loan may take the form of participation interests or assignments. If the Fund purchases a participation interest from a syndicate of lenders (“Lenders”) or one of the participants in the syndicate (“Participant”), one or more of which administers the loan on behalf of all the Lenders (the “Agent Bank”), the Fund would be required to rely on the Lender that sold the participation interest not only for the enforcement of the Fund’s rights against the Borrower but also for the receipt and processing of payments due to the Fund under the corporate loans. As such, the Fund is subject to the credit risk of the Borrower and the Participant. Lenders and Participants interposed between the Fund and a Borrower, together with Agent Banks, are referred to as “Intermediate Participants”.

P.	Leverage Risk — The Fund may utilize leverage to seek to enhance the yield of the Fund by borrowing. There are risks associated with borrowing in an effort to increase the yield and distributions on the shares, including that the costs of the financial leverage may exceed the income from investments made with such leverage, the higher volatility of the net asset value of the shares, and that fluctuations in the interest rates on the borrowing may affect the yield and distributions to the shareholders. There can be no assurance that the Fund’s leverage strategy will be successful.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $500 million	0.90%
Next $1 billion	0.85%
Next $1 billion	0.825%
Next $500 million	0.80%
Over $3 billion	0.775%

For the six months ended August 31, 2016, the effective advisory fees incurred by the Fund was 0.88%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2018, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

The Fund has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the

28                         Invesco Senior Loan Fund

course of providing such services. For the six months ended August 31, 2016, expenses incurred under these agreements are shown in the Statement of Operations as Transfer agent fees.

The Fund has entered into an administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs related to monitoring the provisions of the loan agreements and any agreements with respect to participations and assignments, record keeping responsibilities with respect to interests in Senior Loans in the Fund’s portfolio and providing certain services to the holders of the Fund’s securities. For the six months ended August 31, 2016, expenses incurred under these agreements are shown in the Statement of Operations as Administrative services fees. Also, Invesco has entered into service agreements whereby State Street Bank and Trust Company (“SSB”) serve as custodian and fund accountant and provides certain administrative services of the Fund.

Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”). The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A shares, Class B shares, Class C shares and Class IC shares to compensate IDI for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% of the average daily net assets of Class A shares and up to 1.00% each of the average daily net assets of Class B and Class C shares and up to 0.15% (0.25% maximum) of the average daily net assets of Class IC shares.

With respect to Class B and Class C shares, the Fund is authorized to reimburse in future years any distribution related expenses that exceed the maximum annual reimbursement rate for such class, so long as such reimbursement does not cause the Fund to exceed the Class B and Class C maximum annual reimbursement rate, respectively. With respect to Class A shares, distribution related expenses that exceed the maximum annual reimbursement rate for such class are not carried forward to future years and the Fund will not reimburse IDI for any such expenses.

For the six months ended August 31, 2016, expenses incurred under these agreements are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2016, IDI advised the Fund that IDI retained $6,128 in front-end sales commissions from the sale of Class A shares and $316, $1,530 and $395 from Class B, Class C and Class IB shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Fund are officers and directors of Invesco.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of August 31, 2016. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the six months ended August 31, 2016, there were transfers from Level 2 to Level 3 of $27,692,246, due to third-party vendor quotations utilizing single market quotes and from Level 3 to Level 2 of $20,950,790 due to third-party vendor quotations utilizing more than one market quote.

	Level 1	Level 2	Level 3	Total
Variable Rate Senior Loan Interests	$—	$722,507,645	$60,213,100	$782,720,745
Bond & Notes	—	88,373,212	0	88,373,212
Structured Products	—	56,871,383	—	56,871,383
Equity Securities	7,154,192	15,826,363	11,750,086	34,730,641
	7,154,192	883,578,603	71,963,186	962,695,981
Forward Foreign Currency Contracts*	—	(169,512)	—	(169,512)
Total Investments	$7,154,192	$883,409,091	$71,963,186	$962,526,469

*	Unrealized appreciation (depreciation).

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

29                         Invesco Senior Loan Fund

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the six months ended August 31, 2016:

	Beginning Balance, as of February 29, 2016	Purchases	Sales	Accrued discounts/ premiums	Net realized gain (loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Ending Balance, as of August 31, 2016
Variable Rate Senior Loan Interests	$78,122,913	$12,804,032	$(42,973,486)	$330,643	$410,835	$1,702,218	$25,121,806	$(15,305,861)	$60,213,100
Bonds & Notes	5,584,923	—	(113,296)	5,010	—	168,292	—	(5,644,929)	0
Equity Securities	10,656,673	—	(10,026,277)	—	10,026,277	(1,477,027)	2,570,440	—	11,750,086
Total	$94,364,509	$12,804,032	$(53,113,059)	$335,653	$10,437,112	$393,483	$27,692,246	$(20,950,790)	$71,963,186

Securities determined to be Level 3 at the end of the reporting period were valued utilizing quotes from a third-party vendor pricing service. A significant change in third-party pricing information could result in a significantly lower or higher value in Level 3 investments.

NOTE 4—Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of August 31, 2016:

	Value
Risk Exposure/Derivative Type	Assets	Liabilities
Currency risk:
Forward foreign currency contracts(a)	$6,667	$(176,179)

(a)	Values are disclosed on the Statement of Assets and Liabilities under the caption Unrealized appreciation on forward foreign currency contracts outstanding and Unrealized depreciation on forward foreign currency contracts outstanding.

Effect of Derivative Investments for the six months ended August 31, 2016

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Statement of Operations
Forward Foreign Currency Contracts
Realized Gain:
Currency risk	$2,351,720
Change in Unrealized Appreciation (Depreciation):
Currency risk	(1,958,283)
Total	$393,437

The table below summarizes the average notional value of forward foreign currency contracts outstanding during the period.

Forward Foreign Currency Contracts
Average notional value	$45,097,975

Open Forward Foreign Currency Contracts
Settlement Date		Contract to				Notional Value	Unrealized Appreciation (Depreciation)
	Counterparty	Deliver		Receive
09/15/16	State Street Bank and Trust Co.	EUR	28,321,984	USD	31,612,660	$31,608,182	$4,478
09/15/16	State Street Bank and Trust Co.	GBP	11,106,409	USD	14,412,192	14,588,371	(176,179)
09/15/16	State Street Bank and Trust Co.	SEK	1,543,049	USD	182,545	180,356	2,189
Total forward foreign currency contracts — currency risk							$(169,512)

Currency Abbreviations:

EUR	– Euro
GBP	– British Pound Sterling
SEK	– Swedish Krona
USD	– U.S. Dollar

30                         Invesco Senior Loan Fund

Offsetting Assets and Liabilities

Accounting Standards Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities, which was subsequently clarified in Financial Accounting Standards Board ASU 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” is intended to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting arrangements on the Statement of Assets and Liabilities and to enable investors to better understand the effect of those arrangements on the Fund’s financial position. In order for an arrangement to be eligible for netting, the Fund must have a basis to conclude that such netting arrangements are legally enforceable. The Fund enters into netting agreements and collateral agreements in an attempt to reduce the Fund’s Counterparty credit risk by providing for a single net settlement with a Counterparty of all financial transactions covered by the agreement in an event of default as defined under such agreement.

The following tables present derivative instruments that are either subject to an enforceable netting agreement or offset by collateral arrangements as of August 31, 2016.

	Gross amounts of Recognized Assets	Gross Amounts Not Offset in the Statement of Assets and Liabilities
		Financial Instruments	Collateral Received		Net Amount
Counterparty			Non-Cash	Cash
State Street Bank and Trust Co.	$6,667	$(6,667)	$—	$—	$—

	Gross amounts of Recognized Liabilities	Gross Amounts Not Offset in the Statement of Assets and Liabilities
		Financial Instruments	Collateral Pledged		Net Amount
Counterparty			Non-Cash	Cash
State Street Bank and Trust Co.	$176,179	$(6,667)	$—	$—	$169,512

NOTE 5—Investments in Other Affiliates

The 1940 Act defines an “affiliated person” as an issuance in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The following is a summary of the investments in other affiliates for the six months ended August 31, 2016.

	Value 02/29/16	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value 08/31/16	Interest/ Dividend Income
Axia Inc., Common Shares	$3,744,250	$—	$—	$788,291	$—	$4,532,541	$—
Cygnus Business Media, Inc., Common Shares	0	—	—	—	—	0	—
Total	$3,744,250	$—	$—	$788,291	$—	$4,532,541	$—

NOTE 6—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended August 31, 2016, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $2,140.

NOTE 7—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” includes amounts accrued by the Fund to fund such deferred compensation amounts.

NOTE 8—Cash Balances and Borrowings

The Fund entered into a $375 million revolving credit and security agreement which will expire on November 18, 2016. The revolving credit agreement is secured by the assets of the Fund.

During the six months ended August 31, 2016, the average daily balance of borrowing under the revolving credit and security agreement was $150,000,000 with a weighted interest rate of 1.57%. Expenses under the credit and security agreement are shown in the Statement of Operations as Interest, facilities and maintenance fees.

Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

31                         Invesco Senior Loan Fund

NOTE 9—Unfunded Loan Commitments

As of August 31, 2016, the Fund had unfunded loan commitments, which could be extended at the option of the borrower, pursuant to the following loan agreements with the following borrowers:

Borrower	Type	Principal Amount	Value
Accudyne Industries LLC	Revolver Loan	$2,365,047	$2,023,014
Allied Universal HoldCo LLC	Delayed Draw Term Loan	307,317	307,317
Arch Coal, Inc.	DIP Term Loan	2,183,849	2,183,849
Chefs’ Warehouse Parent, LLC	Delayed Draw Term Loan	107,833	105,676
CJ Holding Co.	DIP Delayed Draw Term Loan	149,260	149,260
Community Health Systems, Inc.	Revolver Loan	843,260	816,124
Delta Air Lines, Inc.	Revolver Loan	1,226,541	1,208,143
Equinox Holdings Inc.	Revolver Loan	1,112,475	1,001,228
Getty Images, Inc.	Revolver Loan	4,103,661	3,836,923
Hearthside Group Holdings, LLC	Revolver Loan	596,538	593,138
IAP Worldwide Services, Inc.	Revolver Loan	1,200,614	1,176,602
Kenan Advantage Group, Inc.	Delayed Draw Term Loan 1	46,929	46,547
Lake at Las Vegas Joint Venture, LLC	Exit Revolver Loan	19,114	12,424
Post Holdings, Inc.	Revolver Loan	2,094,166	2,092,858
Scientific Games International, Inc.	Multicurrency Revolver Loan	2,021,284	1,793,889
			$17,346,992

NOTE 10—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of February 29, 2016, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
February 28, 2017	$215,754,546	$—	$215,754,546
February 28, 2018	312,979,210	—	312,979,210
February 28, 2019	93,431,312	—	93,431,312
Not subject to expiration	3,721,139	162,764,664	166,485,803
	$625,886,207	$162,764,664	$788,650,871

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 11—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2016 was $322,474,376 and $364,213,395, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$30,669,217
Aggregate unrealized (depreciation) of investment securities	(91,864,273)
Net unrealized appreciation (depreciation) of investment securities	$(61,195,056)

Cost of investments for tax purposes is $1,023,891,037.

32                         Invesco Senior Loan Fund

NOTE 12—Share Information

	Summary of Share Activity
	Six months ended August 31, 2016(a)		Year ended February 29, 2016
	Shares	Amount	Shares	Amount
Sold:
Class A	657,484	$4,088,372	1,240,916	$8,108,590
Class B	12,551	79,698	6,690	42,890
Class C	231,527	1,432,596	830,794	5,449,799
Class Y	42,366	265,568	42,401	282,799
Class IB	48,065	300,057	103,926	664,735
Class IC	2,131	13,184	8,325	54,695

Issued as reinvestment of dividends:
Class A	289,156	1,799,498	817,883	5,235,551
Class B	5,728	35,594	22,115	142,819
Class C	272,450	1,697,882	763,323	4,894,846
Class Y	3,705	23,072	10,220	65,930
Class IB	1,462,979	9,110,531	3,442,838	21,996,484
Class IC	131,960	821,413	310,181	1,981,101

Automatic conversion of Class B shares to Class A shares:
Class A	45,306	280,031	325,607	2,149,541
Class B	(45,306)	(280,031)	(325,607)	(2,149,541)

Reacquired:
Class A	(2,883,126)	(17,824,865)	(9,588,153)	(61,016,111)
Class B	(55,055)	(339,544)	(279,368)	(1,792,331)
Class C	(1,955,997)	(12,079,021)	(7,965,525)	(50,684,731)
Class Y	(31,097)	(192,214)	(221,359)	(1,449,365)
Class IB	(5,092,583)	(31,578,013)	(14,352,306)	(92,120,554)
Class IC	(374,035)	(2,315,400)	(1,012,814)	(6,570,030)
Net increase (decrease) in share activity	(7,231,791)	$(44,661,592)	(25,819,913)	$(164,712,883)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 57% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 13—Senior Loan Participation Commitments

The Fund invests in participations, assignments, or acts as a party to the primary lending syndicate of a Senior Loan interest to corporations, partnerships, and other entities. When the Fund purchases a participation of a Senior Loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation, but not with the borrower directly. As such, the Fund assumes the credit risk of the borrower, selling participant or other persons interpositioned between the Fund and the borrower.

At the six months ended August 31, 2016, the following sets forth the selling participants with respect to interest in Senior Loans purchased by the Fund on a participation basis.

Selling Participant	Principal Amount	Value
Barclays Bank PLC	$4,103,661	$3,836,923
Citibank, N.A.	2,365,047	2,023,014
Goldman Sachs Lending Partners LLC	2,094,166	2,092,858
Total	$8,562,874	$7,952,795

33                         Invesco Senior Loan Fund

NOTE 14—Dividends

The Fund declared the following monthly dividends from net investment income subsequent to August 31, 2016:

		Amount per Share
Share Class	Record Date	Payable September 30, 2016
Class A	Daily	0.0272
Class B	Daily	0.0272
Class C	Daily	0.0232
Class Y	Daily	0.0285
Class IB	Daily	0.0285
Class IC	Daily	0.0277

NOTE 15—Repurchase of Shares

The Fund has a policy of making monthly repurchase offers (“Repurchase Offers”) for the Fund’s common shares pursuant to Rule 23c-3(b) of the 1940 Act.

The Repurchase Offers will be for between 5% and 25% of the Fund’s outstanding shares; however, the Fund’s present intent for the offers is for not less than 6% (The Board of Trustees may authorize an additional 2%, if necessary, without extending the Repurchase Offers) (the “Request Deadline”). The repurchase pricing date for a Repurchase Offer shall occur no later than the fourteenth calendar day after such Repurchase Offer’s Request Deadline (or the next business day after such fourteenth calendar day if the fourteenth calendar day is not a business day). The repurchase request deadline will be the third Friday of each calendar month (or the preceding business day if such third Friday is not a business day). During the six months ended August 31, 2016, the Fund had Repurchase Offers as follows:

Repurchase request deadlines	Percentage of outstanding shares the Fund offered to repurchase	Number of shares tendered (all classes)	Percentage of outstanding shares tendered (all classes)
March 18, 2016	6.0%	1,902,753	1.4%
April 15, 2016	6.0	1,972,097	1.4
May 20, 2016	6.0	1,862,451	1.4
June 17, 2016	6.0	1,637,524	1.2
July 15, 2016	6.0	1,438,925	1.1
August 19, 2016	6.0	1,520,665	1.2

34                         Invesco Senior Loan Fund

NOTE 16—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Class A
	Six months ended August 31, 2016		Year ended February 29, 2016	Years ended February 28,			Year ended February 29, 2012
				2015	2014	2013
Net asset value, beginning of period	$5.81		$6.76	$6.99	$6.89	$6.58	$6.73
Net investment income(a)	0.17		0.38	0.36	0.34	0.40	0.33
Net gains (losses) on securities (both realized and unrealized)	0.59		(0.94)	(0.23)	0.17	0.34	(0.15)
Total from investment operations	0.76		(0.56)	0.13	0.51	0.74	0.18
Less:
Dividends from net investment income	(0.17)		(0.39)	(0.36)	(0.40)	(0.43)	(0.33)
Return of Capital	—		—	—	(0.01)	—	—
Total distributions	(0.17)		(0.39)	(0.36)	(0.41)	(0.43)	(0.33)
Net asset value, end of period	$6.40		$5.81	$6.76	$6.99	$6.89	$6.58
Total return at net asset value(b)(c)	13.24%		(8.65)%	1.88%	7.58%	11.56%	2.80%
Net assets, end of period (000’s omitted)	$114,555		$115,036	$182,673	$232,475	$123,447	$122,252
Portfolio turnover rate(d)	35%		51%	59%	95%	101%	87%

Ratio/supplemental data based on average net assets:
Ratio of expenses:
With fee waivers and/or expense reimbursements(c)	2.07	%(e)	1.98%	1.90%	1.92%	1.71%	1.74%
With fee waivers and/or expense reimbursements excluding interest, facilities and maintenance fees(c)	1.70	%(e)	1.68%	1.66%	1.66%	1.40%	1.47%
Without fee waivers and/or expense reimbursements(c)	2.07	%(e)	1.98%	1.90%	1.92%	1.94%	1.99%
Ratio of net investment income with fee waivers and/or expense reimbursements(c)	5.31	%(e)	5.82%	5.16%	4.92%	5.98%	5.10%

Senior indebtedness:
Total borrowings (000’s omitted)	$150,000		$150,000	$224,000	$254,000	$211,000	$228,000
Asset coverage per $1,000 unit of senior indebtedness(f)	$6,577		$6,346	$5,949	$6,164	$6,827	$6,732

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.25%, 0.25%, 0.25%, 0.25%, 0.04% and 0.00% for the six months ended August 31, 2016 and for each of the years ended February 29, 2016, February 28, 2015, February 28, 2014, February 28, 2013 and February 29, 2012, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. Calculation includes the proceeds from principal repayments and sales of variable rate senior loan interests. For the period ended February 29, 2012, the portfolio turnover calculation excludes the value of securities purchased of $614,414,753 and sold of $43,505,288 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Prime Income Trust into the Fund.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $116,245.
(f)	Calculated by subtracting the Fund’s total liabilities (not including the Borrowings) from the Fund’s total assets and dividing by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

35                         Invesco Senior Loan Fund

NOTE 16—Financial Highlights—(continued)

	Class B
	Six months ended August 31, 2016		Year ended February 29, 2016	Years ended February 28,			Year ended February 29, 2012
				2015	2014	2013
Net asset value, beginning of period	$5.81		$6.76	$7.02	$6.91	$6.58	$6.73
Net investment income(a)	0.17		0.38	0.36	0.34	0.39	0.28
Net gains (losses) on securities (both realized and unrealized)	0.59		(0.94)	(0.23)	0.18	0.34	(0.15)
Total from investment operations	0.76		(0.56)	0.13	0.52	0.73	0.13
Less:
Dividends from net investment income	(0.17)		(0.39)	(0.39)	(0.40)	(0.40)	(0.28)
Return of capital	—		—	—	(0.01)	—	—
Total distributions	(0.17)		(0.39)	(0.39)	(0.41)	(0.40)	(0.28)
Net asset value, end of period	$6.40		$5.81	$6.76	$7.02	$6.91	$6.58
Total return at net asset value(b)(c)	13.24%		(8.65)%	1.82%	7.72%	11.38%	2.03%
Net assets, end of period (000’s omitted)	$2,129		$2,411	$6,704	$10,575	$12,888	$14,948
Portfolio turnover rate(d)	35%		51%	59%	95%	101%	87%

Ratios/supplemental data based on average net assets:
Ratio of expenses:
With fee waivers and/or expense reimbursements(c)	2.07	%(e)	1.98%	1.90%	1.92%	1.84%	2.49%
With fee waivers and/or expense reimbursements excluding interest, facilities and maintenance fees(c)	1.70	%(e)	1.68%	1.66%	1.66%	1.53%	2.22%
Without fee waivers and/or expense reimbursements(c)	2.07	%(e)	1.98%	1.90%	1.92%	2.07%	2.74%
Ratio of net investment income with fee waivers and/or expense reimbursements(c)	5.31	%(e)	5.82%	5.16%	4.92%	5.85%	4.35%

Senior indebtedness:
Total borrowings (000’s omitted)	$150,000		$150,000	$224,000	$254,000	$211,000	$228,000
Asset coverage per $1,000 unit of senior indebtedness(f)	$6,577		$6,346	$5,949	$6,164	$6,827	$6,732

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.25%, 0.25%, 0.25%, 0.25%, 0.17% and 0.75% for the six months ended August 31, 2016 and for each of the years ended February 29, 2016, February 28, 2015, February 28, 2014, February 28, 2013 and February 29, 2012, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. Calculation includes the proceeds from principal repayments and sales of variable rate senior loan interests. For the period ended February 29, 2012, the portfolio turnover calculation excludes the value of securities purchased of $614,414,753 and sold of $43,505,288 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Prime Income Trust into the Fund.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $2,254.
(f)	Calculated by subtracting the Fund’s total liabilities (not including the Borrowings) from the Fund’s total assets and dividing by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

36                         Invesco Senior Loan Fund

NOTE 16—Financial Highlights—(continued)

	Class C
	Six months ended August 31, 2016		Year ended February 29, 2016	Years ended February 28,			Year ended February 29, 2012
				2015	2014	2013
Net asset value, beginning of period	$5.82		$6.77	$7.00	$6.89	$6.58	$6.73
Net investment income(a)	0.14		0.33	0.31	0.29	0.35	0.28
Net gains (losses) on securities (both realized and unrealized)	0.60		(0.94)	(0.24)	0.18	0.33	(0.15)
Total from investment operations	0.74		(0.61)	0.07	0.47	0.68	0.13
Less:
Dividends from net investment income	(0.15)		(0.34)	(0.30)	(0.35)	(0.37)	(0.28)
Return of capital	—		—	—	(0.01)	—	—
Total distributions	(0.15)		(0.34)	(0.30)	(0.36)	(0.37)	(0.28)
Net asset value, end of period	$6.41		$5.82	$6.77	$7.00	$6.89	$6.58
Total return at net asset value(b)(c)	12.82%		(9.38)%	1.06%	6.93%	10.67%	2.03%
Net assets, end of period (000’s omitted)	$118,636		$116,229	$178,395	$195,205	$142,143	$147,551
Portfolio turnover rate(d)	35%		51%	59%	95%	101%	87%

Ratios/supplemental data based on average net assets:
Ratio of expenses:
With fee waivers and/or expense reimbursements(c)	2.82	%(e)	2.73%	2.65%	2.67%	2.46%	2.49%
With fee waivers and/or expense reimbursements excluding interest, facilities and maintenance fees(c)	2.45	%(e)	2.43%	2.41%	2.41%	2.15%	2.22%
Without fee waivers and/or expense reimbursements(c)	2.82	%(e)	2.73%	2.65%	2.67%	2.69%	2.74%
Ratio of net investment income with fee waivers and/or expense reimbursements(c)	4.56	%(e)	5.07%	4.41%	4.17%	5.23%	4.35%

Senior indebtedness:
Total borrowings (000’s omitted)	$150,000		$150,000	$224,000	$254,000	$211,000	$228,000
Asset coverage per $1,000 unit of senior indebtedness(f)	$6,577		$6,346	$5,949	$6,164	$6,827	$6,732

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 1.00% 1.00%, 1.00%, 1.00%, 0.79% and 0.75% for the six months ended August 31, 2016 and for each of the years ended February 29, 2016, February 28, 2015, February 28, 2014, February 28, 2013 and February 29, 2012, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. Calculation includes the proceeds from principal repayments and sales of variable rate senior loan interests. For the period ended February 29, 2012, the portfolio turnover calculation excludes the value of securities purchased of $614,414,753 and sold of $43,505,288 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Prime Income Trust into the Fund.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $118,784.
(f)	Calculated by subtracting the Fund’s total liabilities (not including the Borrowings) from the Fund’s total assets and dividing by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

37                         Invesco Senior Loan Fund

NOTE 16—Financial Highlights—(continued)

	Class Y
	Six months ended August 31, 2016		Year ended February 29, 2016	Years ended February 28,
				2015	2014(a)
Net asset value, beginning of period	$5.81		$6.77	$7.00	$6.96
Net investment income(b)	0.17		0.40	0.38	0.11
Net gains (losses) on securities (both realized and unrealized)	0.60		(0.95)	(0.23)	0.04
Total from investment operations	0.77		(0.55)	0.15	0.15
Less:
Dividends from net investment income	(0.18)		(0.41)	(0.38)	(0.10)
Return of capital	—		—	—	(0.01)
Total distributions	(0.18)		(0.41)	(0.38)	(0.11)
Net asset value, end of period	$6.40		$5.81	$6.77	$7.00
Total return at net asset value(c)	13.38%		(8.53)%	2.16%	2.22%
Net assets, end of period (000’s omitted)	$1,316		$1,108	$2,433	$2,357
Portfolio turnover rate(d)	35%		51%	59%	95%

Ratios/supplemental data based on average net assets:
Ratio of expenses:
With fee waivers and/or expense reimbursements	1.82	%(e)	1.73%	1.65%	1.60	%(f)
With fee waivers and/or expense reimbursements excluding interest, facilities and maintenance fees	1.45	%(e)	1.43%	1.41%	1.37	%(f)
Without fee waivers and/or expense reimbursements	1.82	%(e)	1.73%	1.65%	1.60	%(f)
Ratio of net investment income with fee waivers and/or expense reimbursements	5.56	%(e)	6.07%	5.41%	5.24	%(f)

Senior indebtedness:
Total borrowings (000’s omitted)	$150,000		$150,000	$224,000	$254,000
Asset coverage per $1,000 unit of senior indebtedness(g)	$6,577		$6,346	$5,949	$6,164

(a)	Commencement date of November 8, 2013.
(b)	Calculated using average shares outstanding.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $1,188.
(f)	Annualized.
(g)	Calculated by subtracting the Fund’s total liabilities (not including the Borrowings) from the Fund’s total assets and dividing by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

38                         Invesco Senior Loan Fund

NOTE 16—Financial Highlights—(continued)

	Class IB
	Six months ended August 31, 2016		Year ended February 29, 2016	Years ended February 28,			Year ended February 29, 2012
				2015	2014	2013
Net asset value, beginning of period	$5.81		$6.77	$7.00	$6.89	$6.58	$6.73
Net investment income(a)	0.17		0.39	0.37	0.36	0.40	0.33
Net gains (losses) on securities (both realized and unrealized)	0.60		(0.94)	(0.22)	0.18	0.34	(0.15)
Total from investment operations	0.77		(0.55)	0.15	0.54	0.74	0.18
Less:
Dividends from net investment income	(0.18)		(0.41)	(0.38)	(0.42)	(0.43)	(0.33)
Return of capital	—		—	—	(0.01)	—	—
Total distributions	(0.18)		(0.41)	(0.38)	(0.43)	(0.43)	(0.33)
Net asset value, end of period	$6.40		$5.81	$6.77	$7.00	$6.89	$6.58
Total return at net asset value(b)	13.38%		(8.53)%	2.16%	8.00%	11.59%	2.80%
Net assets, end of period (000’s omitted)	$553,329		$523,422	$682,816	$805,123	$877,598	$943,491
Portfolio turnover rate(c)	35%		51%	59%	95%	101%	87%

Ratios/supplemental data based on average net assets:
Ratio of expenses:
With fee waivers and/or expense reimbursements	1.82	%(d)	1.73%	1.65%	1.67%	1.67%	1.74%
With fee waivers and/or expense reimbursements excluding interest, facilities and maintenance fees	1.45	%(d)	1.43%	1.41%	1.41%	1.36%	1.47%
Without fee waivers and/or expense reimbursements	1.82	%(d)	1.73%	1.65%	1.67%	1.69%	1.74%
Ratio of net investment income with fee waivers and/or expense reimbursements	5.56	%(d)	6.07%	5.41%	5.17%	6.02%	5.10%

Senior indebtedness:
Total borrowings (000’s omitted)	$150,000		$150,000	$224,000	$254,000	$211,000	$228,000
Asset coverage per $1,000 unit of senior indebtedness(e)	$6,577		$6,346	$5,949	$6,164	$6,827	$6,732

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. Calculation includes the proceeds from principal repayments and sales of variable rate senior loan interests. For the period ended February 29, 2012, the portfolio turnover calculation excludes the value of securities purchased of $614,414,753 and sold of $43,505,288 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Prime Income Trust into the Fund.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $546,523.
(e)	Calculated by subtracting the Fund’s total liabilities (not including the Borrowings) from the Fund’s total assets and dividing by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

39                         Invesco Senior Loan Fund

NOTE 16—Financial Highlights—(continued)

	Class IC
	Six months ended August 31, 2016		Year ended February 29, 2016	Years ended February 28,			Year ended February 29, 2012
				2015	2014	2013
Net asset value, beginning of period	$5.81		$6.77	$7.00	$6.89	$6.58	$6.73
Net investment income(a)	0.17		0.38	0.36	0.36	0.40	0.33
Net gains (losses) on securities (both realized and unrealized)	0.60		(0.94)	(0.22)	0.18	0.34	(0.15)
Total from investment operations	0.77		(0.56)	0.14	0.54	0.74	0.18
Less:
Dividends from net investment income	(0.18)		(0.40)	(0.37)	(0.42)	(0.43)	(0.33)
Return of capital	—		—	—	(0.01)	—	—
Total distributions	(0.18)		(0.40)	(0.37)	(0.43)	(0.43)	(0.33)
Net asset value, end of period	$6.40		$5.81	$6.77	$7.00	$6.89	$6.58
Total return at net asset value(b)(c)	13.30%		(8.68)%	1.99%	7.83%	11.57%	2.80%
Net assets, end of period (000’s omitted)	$46,530		$43,660	$55,548	$66,029	$73,356	$78,600
Portfolio turnover rate(d)	35%		51%	59%	95%	101%	87%

Ratios/supplemental data based on average net assets:
Ratio of expenses:
With fee waivers and/or expense reimbursements(c)	1.97	%(e)	1.88%	1.80%	1.82%	1.69%	1.74%
With fee waivers and/or expense reimbursements excluding interest, facilities and maintenance fees(c)	1.60	%(e)	1.58%	1.56%	1.56%	1.38%	1.47%
Without fee waivers and/or expense reimbursements(c)	1.97	%(e)	1.88%	1.80%	1.82%	1.84%	1.89%
Ratio of net investment income with fee waivers and/or expense reimbursements(c)	5.41	%(e)	5.92%	5.26%	5.02%	6.00%	5.10%

Senior indebtedness:
Total borrowings (000’s omitted)	$150,000		$150,000	$224,000	$254,000	$211,000	$228,000
Asset coverage per $1,000 unit of senior indebtedness(f)	$6,577		$6,346	$5,949	$6,164	$6,827	$6,732

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.15%, 0.15%, 0.15%, 0.15%, 0.02% and 0.00% for the six months ended August 31, 2016 and for each of the years ended February 29, 2016, February 28, 2015, February 28, 2014, February 28, 2013 and February 29, 2012, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. Calculation includes the proceeds from principal repayments and sales of variable rate senior loan interests. For the period ended February 29, 2012, the portfolio turnover calculation excludes the value of securities purchased of $614,414,753 and sold of $43,505,288 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Prime Income Trust into the Fund.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $45,719.
(f)	Calculated by subtracting the Fund’s total liabilities (not including the Borrowings) from the Fund’s total assets and dividing by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

NOTE 17—Legal Proceedings

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

Pending Litigation and Regulatory Inquiries

The Fund is named as a defendant in an adversary proceeding in the Bankruptcy Court of the Southern District of Florida. The complaint was filed on July 14, 2008 by the Official Committee of Unsecured Creditors of TOUSA, Inc., on behalf of certain subsidiaries of TOUSA, Inc. (the “Conveying Subsidiaries”), and filed as amended on October 17, 2008. The Committee made allegations against the Fund in two separate capacities: as “Transeastern Lenders” and as “First Lienholders” (collectively, the “Lenders”). The Transeastern Lenders loaned money to form a joint venture between TOUSA, Inc. and Falcone/Ritchie LLC. TOUSA, Inc. later repaid the loans from the Transeastern Lenders as part of a global settlement of claims against it. The repayment was financed using proceeds of new loans (the “New Loans”), for which the Conveying Subsidiaries conveyed first and second priority liens on their assets to two groups of lienholders (the First and Second Lienholders, collectively “New Lenders”). The Conveying Subsidiaries were not obligated on the original debt to the Transeastern Lenders. The Committee alleged, inter alia, that both the repayment to the Transeastern Lenders and the grant of liens to the First and Second Lienholders should be avoided as fraudulent transfers under the bankruptcy laws. More specifically, the Committee alleged: (1) that the Conveying Subsidiaries’ transfer of liens to secure the New Loans was a fraudulent transfer under 11 U.S.C. § 548 because the Conveying Subsidiaries were insolvent at the time of the transfer and did not receive reasonably equivalent value for the liens; and (2) that the Transeastern Lenders were, under 11 U.S.C. § 550, entities for whose benefit the liens were fraudulently transferred to the New Lenders. The case was tried in 2009 and on October 13, 2009, the Bankruptcy Court rendered a Final Judgment against the Lenders, which was later amended on October 30, 2009, requiring the Lenders to post bonds equal to 110% of the damages and disgorgement ordered against them. The Transeastern Lenders and First Lienholders separately appealed the decision to the District Court for the Southern District of Florida. On February 11, 2011, the District Court, issued an order in the Transeastern Lenders’ appeal that: 1) quashed the Bankruptcy Court’s Order as it relates

40                         Invesco Senior Loan Fund

to the liability of the Transeastern Lenders; 2) made null and void the Bankruptcy Court’s imposition of remedies as to the Transeastern Lenders; 3) discharged all bonds deposited by Transeastern Lenders, unless any further appeals are filed, in which case the bonds would remain in effect pending resolution of appeals; 4) dismissed as moot additional appeal proceedings of the Transeastern Lenders that were contingent upon the District Court’s decision concerning liability; and 5) closed all District Court appeal proceedings concerning the Transeastern Lenders. The Committee appealed to the Eleventh Circuit Court of Appeals. In a decision filed on May 15, 2012, the Eleventh Circuit reversed the District Court’s opinion, affirmed the liability findings of the Bankruptcy Court against the Transeastern Lenders, and remanded the case to the District Court to review the remedies ordered by the Bankruptcy Court. The appeal of the Transeastern Lenders is currently pending before the District Court. The First Lienholders, having paid its obligations under the bankruptcy plan, have been fully and finally released pursuant to a court order dated August 30, 2013.

Management of Invesco and the Fund believe that the outcome of the proceedings described above will have no material adverse effect on the Fund or on the ability of Invesco to provide ongoing services to the Fund.

41                         Invesco Senior Loan Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2016 through August 31, 2016.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (03/01/16)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (08/31/16)[1]	Expenses Paid During Period[2]	Ending Account Value (08/31/16)	Expenses Paid During Period[2]
A	$1,000.00	$1,132.40	$11.13	$1,014.77	$10.51	2.07%
B	1,000.00	1,132.40	11.13	1,014.77	10.51	2.07
C	1,000.00	1,128.20	15.13	1,010.99	14.29	2.82
Y	1,000.00	1,133.80	9.79	1,016.03	9.25	1.82
IB	1,000.00	1,133.80	9.79	1,016.03	9.25	1.82
IC	1,000.00	1,133.00	10.59	1,015.27	10.01	1.97

[1]	The actual ending account value is based on the actual total return of the Fund for the period, March 1, 2016 through August 31, 2016, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

42                         Invesco Senior Loan Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of Invesco Senior Loan Fund (the Fund) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Fund’s investment advisory agreements. During contract renewal meetings held on June 7-8, 2016, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for the Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2016.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts is in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Board had the benefit of reports from the Sub-Committees and Investments Committee throughout the year in considering approval of the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Board receives comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 8, 2016, and does not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, trading operations, internal audit, valuation and legal and compliance.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement as well as the sub-advisory contracts for the Fund, as Invesco Senior Secured Management, Inc. currently manages assets of the Fund.

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Broadridge performance universe and against the Lipper Loan Participation Funds Index. The Board noted that performance of Class A shares of the Fund was in the firth quintile of its performance universe for the one year period, the second quintile for the three year period and the first quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one year period and above the performance of the Index for the three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

43                         Invesco Senior Loan Fund

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group at a common asset level. The Board noted that the contractual management fee rate for Class A shares of the Fund was at the median contractual management fee rate of funds in its expense group. The Board noted there were only two funds in the expense group. The Board also noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not separately charge the Invesco Funds for the administrative services included in the term as defined by Broadridge. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other funds or client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers retains overall responsibility for, and provides services to, sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described herein other than day-to-day portfolio management. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board received information from Invesco

Advisers and a report from an independent consultant engaged by the Senior Officer about the methodology used to prepare the profitability information. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

The Board considered that the Fund’s uninvested cash may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash.

44                         Invesco Senior Loan Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number: 811-05845                                          VK-SLO-SAR-1         Invesco Distributors, Inc.

ITEM 2.	CODE OF ETHICS.

There were no amendments to the Code of Ethics (the “Code”) that applies to the Registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

PricewaterhouseCoopers LLP informed the Trust that it has identified an issue related to its independence under Rule 2-01(c)(1)(ii)(A) of Regulation S-X (referred to as the Loan Rule). The Loan Rule prohibits accounting firms, such as PricewaterhouseCoopers LLP, from being deemed independent if they have certain financial relationships with their audit clients or certain affiliates of those clients. The Trust is required under various securities laws to have its financial statements audited by an independent accounting firm.

The Loan Rule specifically provides that an accounting firm would not be independent if it receives a loan from a lender that is a record or beneficial owner of more than ten percent of an audit client’s equity securities. For purposes of the Loan Rule, audit clients include the Funds as well as all registered investment companies advised by the Adviser and its affiliates, including other subsidiaries of the Adviser’s parent company, Invesco Ltd. (collectively, the Invesco Fund Complex). PricewaterhouseCoopers LLP informed the Trust it has relationships with lenders who hold, as record owner, more than ten percent of the shares of certain funds within the Invesco Fund Complex. These relationships call into question PricewaterhouseCoopers LLP’s independence under the Loan Rule with respect to those funds, as well as all other funds in the Invesco Fund Complex.

On June 20, 2016, the SEC Staff issued a “no-action” letter to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter) related to the audit independence issue described above. In that letter, the SEC confirmed that it would not recommend enforcement action against a fund that relied on audit services performed by an audit firm that was not in compliance with the Loan Rule in certain specified circumstances. PricewaterhouseCoopers LLP has communicated that the circumstances which called into question its independence under the Loan Rule with respect to the audits of the Funds are consistent with the circumstances described in the no action letter. PricewaterhouseCoopers LLP also concluded that its objectivity and impartiality was not impaired with respect to the planning for and execution of the Funds’ audits and that they have complied with PCAOB Rule 3526(b)(1) and (2), which are conditions to the Funds relying on the no action letter. Therefore, the Adviser, the Funds and PricewaterhouseCoopers LLP have concluded that PricewaterhouseCoopers LLP can continue as the Funds’ independent registered public accounting firm. The Invesco Fund Complex intends to rely upon the no-action letter.

If in the future the independence of PricewaterhouseCoopers LLP is called into question under the Loan Rule by circumstances that are not addressed in the SEC’s no-action letter, the Fund will need to take other action in order for the Fund’s filings with the SEC containing financial statements to be deemed compliant with applicable securities laws. Such additional actions could result in additional costs, impair the ability of the Funds to issue new shares or have other material adverse effects on the Funds. In addition, the SEC has indicated that the no-action relief will expire 18 months from its issuance after which the Invesco Funds will no longer be able rely on the letter unless it’s term is extended or made permanent by the SEC Staff.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	As of August 12, 2016, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of August 12, 2016, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a)(3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:    Invesco Senior Loan Fund

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	November 4, 2016

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	November 4, 2016

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	November 4, 2016

EXHIBIT INDEX

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.